UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 30.0%
	Activision Blizzard, Inc.	459,570	$5,542
*	Apple, Inc.	72,680	17,075
*	Genpact, Ltd.†	371,933	6,237
*	Google, Inc. Class “A”	28,805	16,333
	Hewlett-Packard Co.	413,600	21,983
*	McAfee, Inc.	169,500	6,802
	Microsoft Corporation	780,300	22,839
	QUALCOMM, Inc.	272,540	11,444
*	Silicon Laboratories, Inc.	177,875	8,479
	Solera Holdings, Inc.	161,600	6,246
*	Trimble Navigation, Ltd.	190,600	5,474
*	Ultimate Software Group, Inc.	185,850	6,124
*	VistaPrint N.V.†	137,007	7,844

			142,422

	Industrials - 16.7%
*	ABB, Ltd. - ADR	306,000	6,683
*	Allegiant Travel Co.	83,600	4,837
	Fastenal Co.	232,929	11,178
	Flowserve Corporation	55,700	6,142
	Goodrich Corporation	97,800	6,897
*	IHS, Inc. Class “A”	115,815	6,193
	Knight Transportation, Inc.	303,130	6,393
	Manpower, Inc.	182,200	10,408
	Roper Industries, Inc.	127,370	7,367
	TransDigm Group, Inc.	159,580	8,464
	Union Pacific Corporation	67,600	4,955

			79,517

	Health Care - 15.7%
	Allergan, Inc.	150,800	9,850
*	athenahealth, Inc.	102,272	3,739
	Baxter International, Inc.	285,000	16,587
*	Celgene Corporation	201,380	12,477
*	Cerner Corporation	56,500	4,806
*	Gilead Sciences, Inc.	179,635	8,170
*	IDEXX Laboratories, Inc.	110,630	6,367
*	NuVasive, Inc.	134,600	6,084
*	VCA Antech, Inc.	224,800	6,301

			74,381

	Consumer Discretionary - 13.7%
*	Bed Bath & Beyond, Inc.	176,300	7,715
*	Capella Education Co.	67,028	6,223
	DeVry, Inc.	236,345	15,410
	Johnson Controls, Inc.	255,900	8,442
*	K12, Inc.	197,788	4,393
	McDonald’s Corporation	280,700	18,728
*	P.F. Chang’s China Bistro, Inc.	94,300	4,161

			65,072

	Materials - 5.7%
	Ecolab, Inc.	217,320	9,551
	Freeport-McMoRan Copper & Gold, Inc.	56,400	4,712

Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Materials - (continued)
	Monsanto Co.	54,130	$3,866
	Praxair, Inc.	105,365	8,745

			26,874

	Financials - 5.1%
*	Affiliated Managers Group, Inc.	119,063	9,406
	Greenhill & Co., Inc.	89,500	7,347
	The Charles Schwab Corporation	397,875	7,436

			24,189

	Energy - 5.0%
	Apache Corporation	90,765	9,213
*	Cameron International Corporation	109,400	4,689
*	Newfield Exploration Co.	47,000	2,446
	Occidental Petroleum Corporation	85,900	7,262

			23,610

	Consumer Staples - 4.7%
	PepsiCo, Inc.	268,200	17,744
*	Smart Balance, Inc.	713,020	4,621

			22,365

	Total Common Stocks - 96.6% (cost $379,296)		458,430

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,262,213	1,262

	Total Investment in Affiliate - 0.3% (cost $1,262)		1,262

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $16,626, collateralized by FHLB, 2.300%, due 9/5/13	$16,626	16,626

	Total Repurchase Agreement - 3.5% (cost $16,626)		16,626

	Total Investments - 100.4% (cost $397,184)		476,318
	Liabilities, plus cash and other assets - (0.4)%		(1,951)

	Net assets - 100.0%		$474,367

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology - 32.6%
	Amphenol Corporation Class “A”	6,647	$280
*	Apple, Inc.	6,275	1,474
	Broadcom Corporation Class “A”	18,500	614
*	eBay, Inc.	37,350	1,007
*	EMC Corporation	36,750	663
*	Google, Inc. Class “A”	2,345	1,330
	Hewlett-Packard Co.	24,895	1,323
*	McAfee, Inc.	18,300	734
	Microsoft Corporation	70,035	2,050
	QUALCOMM, Inc.	15,715	660

			10,135

	Industrials - 17.3%
	Danaher Corporation	7,972	637
	Goodrich Corporation	9,950	701
	J.B. Hunt Transport Services, Inc.	13,120	471
	Manpower, Inc.	8,750	500
	Rockwell Automation, Inc.	13,500	761
	Roper Industries, Inc.	8,400	486
	United Parcel Service, Inc. Class “B”	17,670	1,138
	W.W. Grainger, Inc.	6,250	676

			5,370

	Health Care - 14.4%
	Allergan, Inc.	9,715	635
	Baxter International, Inc.	22,110	1,287
*	Celgene Corporation	15,390	953
*	Medco Health Solutions, Inc.	8,600	555
*	Thermo Fisher Scientific, Inc.	20,145	1,036

			4,466

	Consumer Discretionary - 12.5%
*	Discovery Communications, Inc.	17,000	574
	Johnson Controls, Inc.	21,900	722
*	Kohl’s Corporation	11,296	619
	McDonald’s Corporation	10,785	720
*	O’Reilly Automotive, Inc.	15,580	650
	Yum! Brands, Inc.	15,650	600

			3,885

	Consumer Staples - 7.4%
	Colgate-Palmolive Co.	8,980	766
	Mead Johnson Nutrition Co.	9,150	476
	PepsiCo, Inc.	15,750	1,042

			2,284

	Energy - 6.4%
	Apache Corporation	3,665	372
	EOG Resources, Inc.	3,920	364
	Occidental Petroleum Corporation	5,900	499
	Schlumberger, Ltd.†	11,930	757

			1,992

Large Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks - (continued)
Financials - 4.0%
CME Group, Inc.	2,000	$632
Invesco, Ltd.†	28,500	625

		1,257

Materials - 3.8%
Freeport-McMoRan Copper & Gold, Inc.	4,800	401
Praxair, Inc.	9,575	795

		1,196

Total Common Stocks - 98.4% (cost $25,070)		30,585

Investment in Affiliate
William Blair Ready Reserves Fund	471	—

Total Investment in Affiliate - 0.0% (cost $0)		—

Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $482, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	$482	482

Total Repurchase Agreement - 1.6% (cost $482)		482

Total Investments - 100.0% (cost $25,552)		31,067
Liabilities, plus cash and other assets - 0.0%		(10)

Net assets - 100.0%		$31,057

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Consumer Discretionary - 24.2%
	Abercrombie & Fitch Co. Class “A”	201,500	$9,196
*	American Apparel, Inc.	2,450,972	7,427
	Belo Corporation	1,622,389	11,065
*	Career Education Corporation	468,426	14,821
*	ChinaCast Education Corporation†	1,326,239	9,695
*	Dolan Media Co.	1,442,666	15,682
*	Duckwall-ALCO Stores, Inc.	460,853	6,678
	Gaiam, Inc. Class “A”	1,426,851	11,843
*	Grand Canyon Education, Inc.	457,010	11,946
*	Imax Corporation†	777,823	13,993
	Jarden Corporation	517,517	17,228
*	Kona Grill, Inc.	1,042,992	3,901
*	Lincoln Educational Services Corporation	360,498	9,121
*	Lions Gate Entertainment Corporation†	1,401,524	8,745
	MDC Partners, Inc. Class “A”†	1,078,488	11,162
*	P.F. Chang’s China Bistro, Inc.	132,294	5,838
	Strayer Education, Inc.	35,295	8,595
*	U.S. Auto Parts Network, Inc.	809,910	6,091
*	WMS Industries, Inc.	297,600	12,481

			195,508

	Information Technology - 19.8%
*	BancTec, Inc. - 144A**§	603,327	3,017
*	DG FastChannel, Inc.	667,964	21,341
*	Genpact, Ltd.†	480,300	8,055
*	Internet Capital Group, Inc.	472,997	3,997
*	Inuvo, Inc.	8,813,761	2,556
*	j2 Global Communications, Inc.	603,948	14,132
*	Lionbridge Technologies, Inc.	4,530,258	16,445
*	MaxLinear, Inc. Class “A”	135,240	2,401
*	Monolithic Power Systems, Inc.	353,200	7,876
*	Silicon Laboratories, Inc.	166,923	7,957
	Solera Holdings, Inc.	160,589	6,207
*	Sonic Solutions, Inc.	624,963	5,856
*	Ultimate Software Group, Inc.	550,885	18,152
	United Online, Inc.	2,764,710	20,680
*	ValueClick, Inc.	1,035,500	10,500
*	Vertro, Inc.	4,333,215	1,863
*	VistaPrint N.V.†	161,668	9,255

			160,290

	Health Care - 19.3%
*	Air Methods Corporation	400,082	13,603
*	American Medical Systems Holdings, Inc.	736,400	13,682
*	CardioNet, Inc.	1,344,381	10,285
*	Eurand N.V.†	857,609	9,674
*	Haemonetics Corporation	197,300	11,276
*	Healthways, Inc.	664,853	10,684
*	Integra LifeSciences Holdings Corporation	209,600	9,187
*	Kensey Nash Corporation	422,340	9,963
*	LCA-Vision, Inc.	991,609	8,250
*	Natus Medical, Inc.	331,408	5,273
*	Orthovita, Inc.	2,223,061	9,470
*	Quidel Corporation	546,600	7,948

Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Health Care - (continued)
*	SurModics, Inc.	395,148	$8,274
*	The Providence Service Corporation	677,911	10,297
*	Trinity Biotech plc - ADR	1,772,363	9,695
*	VCA Antech, Inc.	310,100	8,692

			156,253

	Financials - 9.8%
*	Affiliated Managers Group, Inc.	132,682	10,482
	Allied World Assurance Co. Holdings, Ltd.†	190,700	8,553
*	Cowen Group, Inc.	1,697,817	9,610
*	FirstService Corporation†	530,771	12,133
	GFI Group, Inc.	281,424	1,627
	Jones Lang LaSalle, Inc.	57,100	4,162
*	Marlin Business Services Corporation	988,701	10,035
*	National Financial Partners Corporation	844,430	11,906
*	Penson Worldwide, Inc.	733,100	7,382
	United Western Bancorp, Inc.	2,342,215	3,584

			79,474

	Industrials - 8.2%
*	Cenveo, Inc.	1,121,645	9,713
*	Franklin Covey Co.	263,161	2,089
*	GrafTech International, Ltd.	663,900	9,076
*	Innerworkings, Inc.	490,847	2,552
	MSC Industrial Direct Co. Class “A”	245,300	12,442
*	Odyssey Marine Exploration, Inc.	2,677,030	3,507
*	On Assignment, Inc.	1,044,433	7,447
*	Stanley, Inc.	246,722	6,980
	TransDigm Group, Inc.	225,114	11,940

			65,746

	Energy - 4.1%
*	Comstock Resources, Inc.	266,060	8,461
*	Concho Resources, Inc.	301,013	15,159
*	Oil States International, Inc.	208,800	9,467

			33,087

	Materials - 3.3%
	Celanese Corporation	292,700	9,323
*	Horsehead Holding Corporation	817,300	9,677
*	Thompson Creek Metals Co., Inc.†	566,700	7,667

			26,667

	Telecommunication Services - 2.2%
*	Cbeyond, Inc.	799,400	10,936
*	Syniverse Holdings, Inc.	361,496	7,038

			17,974

	Consumer Staples - 1.9%
*	Overhill Farms, Inc.	1,184,052	6,903

Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Consumer Staples - (continued)
*	Smart Balance, Inc.	1,301,307	$8,432

			15,335

	Total Common Stocks - 92.8% (cost $633,894)		750,334

	Preferred Stock
	Grubb & Ellis Co. - 144A, 12.00%§	88,457	12,472

	Total Preferred Stock - 1.5% (cost $8,846)		12,472

	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	126,500	9,265

	Total Exchange-Traded Fund - 1.1% (cost $8,194)		9,265

	Investment in Warrants
	Motorcar Parts of American, Inc. 2012, $15.00	111,575	—

	Total Warrants - 0.0% (cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,296,849	3,297

	Total Investment in Affiliate - 0.4% (cost $3,297)		3,297

	Short-Term Investment
	American Express Credit Corporation Demand Note, VRN, 0.097%, due 4/1/10	$500	500

	Total Short-Term Investment - 0.1% (cost $500)		500

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $48,310, collateralized by FNMA, 6.00%, due 3/9/20	48,310	48,310

	Total Repurchase Agreement - 6.0% (cost $48,310)		48,310
	Total Investments - 101.9% (cost $703,041)		824,178
	Liabilities, plus cash and other assets - (1.9)%		(15,240)

	Net assets - 100.0%		$808,938

ADR = American Depository Receipt

Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.37% of the Fund’s net assets at March 31, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 1.91% of the net assets at March 31, 2010.

	Security Name	Share Activity				Period Ended March 31, 2010
						(in thousands)
		Balance 12/31/2009	Purchases	Sales	Balance 3/31/2010	Value	Dividends Included in Income
p	CardioNet, Inc.	1,344,381	—	—	1,344,381	10,285	—
p	Duckwall-ALCO Stores, Inc.	460,853	—	—	460,853	6,678	—
p	Gaiam, Inc.	1,511,007	—	84,156	1,426,851	11,843	—
p	Inuvo, Inc	8,037,127	776,634	—	8,813,761	2,556	—
p	Kona Grill, Inc.	1,042,992	—	—	1,042,992	3,901	—
p	LCA-Vision Inc.	948,955	42,654	—	991,609	8,250	—
p	Lionbridge Technologies, Inc.	4,293,158	237,100	—	4,530,258	16,445	—
p	Marlin Business Services Corp.	988,701	—	—	988,701	10,035	—
	MDC Partners, Inc.	1,078,488	—	—	1,078,488	11,162	86
p	Overhill Farms, Inc.	1,184,052	—	—	1,184,052	6,903	—
	Sonic Solutions	623,286	297,047	295,370	624,963	5,856	—
p	The Providence Service Corporation	547,293	130,618	—	677,911	10,297	—
p	United Western Bancorp, Inc.	2,342,215	—	—	2,342,215	3,584	—
p	Vertro, Inc.	4,333,215	—	—	4,333,215	1,863	—

						$109,658	$86

p	Affiliated company at March 31, 2010. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at March 31, 2010 was $ 92,640 (in thousands).

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials - 20.9%
	Fastenal Co.	54,675	$2,624
	Flowserve Corporation	12,400	1,367
	Iron Mountain, Inc.	31,127	853
	J.B. Hunt Transport Services, Inc.	21,610	775
	Manpower, Inc.	19,190	1,096
	MSC Industrial Direct Co. Class “A”	29,200	1,481
	Precision Castparts Corporation	8,050	1,020
	Robert Half International, Inc.	64,400	1,960
	Roper Industries, Inc.	25,760	1,490
*	Stericycle, Inc.	41,930	2,285
	TransDigm Group, Inc.	25,850	1,371

			16,322

	Information Technology - 20.0%
*	Alliance Data Systems Corporation	16,750	1,072
	Broadcom Corporation Class “A”	25,850	858
*	Concur Technologies, Inc.	31,430	1,289
*	Dolby Laboratories, Inc. Class “A”	28,970	1,700
*	Genpact, Ltd.†	47,400	795
*	McAfee, Inc.	40,200	1,613
*	Silicon Laboratories, Inc.	38,710	1,845
	Solera Holdings, Inc.	40,600	1,569
*	Trimble Navigation, Ltd.	61,400	1,763
*	VeriSign, Inc.	78,000	2,029
*	VistaPrint N.V.†	17,930	1,027

			15,560

	Consumer Discretionary - 19.8%
*	Bed Bath & Beyond, Inc.	37,460	1,639
*	CarMax, Inc.	74,870	1,881
*	Chipotle Mexican Grill, Inc.	12,600	1,420
	DeVry, Inc.	16,810	1,096
*	Dick’s Sporting Goods, Inc.	107,429	2,805
*	Discovery Communications, Inc.	24,000	811
*	Education Management Corporation	44,200	968
	Gentex Corporation	54,480	1,058
*	O’Reilly Automotive, Inc.	41,380	1,726
*	WMS Industries, Inc.	48,240	2,023

			15,427

	Health Care - 14.0%
*	athenahealth, Inc.	27,110	991
*	CareFusion Corporation	35,320	933
*	Cerner Corporation	10,200	868
	DENTSPLY International, Inc.	21,200	739
*	IDEXX Laboratories, Inc.	28,772	1,656
*	Illumina, Inc.	53,420	2,078
*	Mettler-Toledo International, Inc.†	12,670	1,384
*	Myriad Genetics, Inc.	45,430	1,093
*	QIAGEN N.V.†	51,000	1,172

			10,914

	Financials - 8.0%
*	Affiliated Managers Group, Inc.	21,175	1,673

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Financials - (continued)
	Greenhill & Co., Inc.	23,220	$1,906
	HCC Insurance Holdings, Inc.	43,134	1,190
	Invesco, Ltd.†	66,800	1,464

			6,233

	Consumer Staples - 7.0%
	Church & Dwight Co., Inc.	18,300	1,225
*	Green Mountain Coffee Roasters, Inc.	35,252	3,413
	McCormick & Co., Inc.	21,000	806

			5,444

	Energy - 5.3%
*	Cameron International Corporation	17,900	767
*	Denbury Resources, Inc.	63,770	1,076
*	Newfield Exploration Co.	18,830	980
	Range Resources Corporation	15,200	712
*	Southwestern Energy Co.	13,870	565

			4,100

	Materials - 2.6%
	Ecolab, Inc.	46,300	2,035

	Total Common Stocks - 97.6% (cost $60,364)		76,035

	Investment in Affiliate
	William Blair Ready Reserves Fund	18,724	19

	Total Investment in Affiliate - 0.0% (cost $19)		19

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $1,651, collateralized by FHLMC, 2.125%, due 6/18/13	$1,651	1,651

	Total Repurchase Agreement - 2.1% (cost $1,651)		1,651

	Total Investments - 99.7% (cost $62,034)		77,705
	Cash and other assets, less liabilities - 0.3%		256

	Net assets - 100.0%		$77,961

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials - 23.5%
*	Allegiant Travel Co.	47,465	$2,746
*	Cenveo, Inc.	142,800	1,237
*	Corrections Corporation of America	74,455	1,479
*	CoStar Group, Inc.	48,500	2,014
	Fastenal Co.	83,960	4,029
	Flowserve Corporation	14,500	1,599
*	FTI Consulting, Inc.	49,542	1,948
*	GrafTech International, Ltd.	172,500	2,358
	Heidrick & Struggles International, Inc.	73,540	2,061
*	Innerworkings, Inc.	117,614	612
	Iron Mountain, Inc.	52,461	1,437
	Manpower, Inc.	53,050	3,030
	Robert Half International, Inc.	52,703	1,604
	Roper Industries, Inc.	41,400	2,394
*	Stanley, Inc.	13,933	394
*	Stericycle, Inc.	67,720	3,691
	The Corporate Executive Board Co.	83,300	2,215
	TransDigm Group, Inc.	38,500	2,042

			36,890

	Consumer Discretionary - 22.0%
*	Career Education Corporation	86,725	2,744
*	Chipotle Mexican Grill, Inc.	14,265	1,607
	DeVry, Inc.	35,965	2,345
*	Dick’s Sporting Goods, Inc.	179,100	4,676
*	Education Management Corporation	89,800	1,967
	Gentex Corporation	67,300	1,307
*	Imax Corporation†	168,973	3,040
	Jarden Corporation	93,500	3,113
*	K12, Inc.	85,150	1,891
*	O’Reilly Automotive, Inc.	46,850	1,954
*	P.F. Chang’s China Bistro, Inc.	32,222	1,422
*	Steiner Leisure, Ltd.†	38,900	1,724
	Strayer Education, Inc.	9,400	2,289
*	Tempur-Pedic International, Inc.	52,000	1,568
*	Under Armour, Inc. Class “A”	95,260	2,802

			34,449

	Health Care - 20.4%
*	AGA Medical Holdings, Inc.	118,100	1,919
*	American Medical Systems Holdings, Inc.	115,600	2,148
*	athenahealth, Inc.	44,600	1,631
*	Catalyst Health Solutions, Inc.	38,500	1,593
*	Cerner Corporation	28,200	2,399
*	Covance, Inc.	31,900	1,958
	CR Bard, Inc.	18,200	1,577
*	Haemonetics Corporation	43,700	2,497
*	HMS Holdings Corporation	24,500	1,249
*	IDEXX Laboratories, Inc.	41,405	2,383
*	Illumina, Inc.	58,500	2,276
*	Kensey Nash Corporation	28,500	672
*	Myriad Genetics, Inc.	61,491	1,479
	Perrigo Co.	29,000	1,703
*	Phase Forward, Inc.	174,961	2,287

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Health Care - (continued)
*	SurModics, Inc.	61,895	$1,296
*	SXC Health Solutions Corporation†	42,500	2,859

			31,926

	Information Technology - 16.4%
	Blackbaud, Inc.	91,400	2,302
*	Concur Technologies, Inc.	53,100	2,178
*	DG FastChannel, Inc.	65,457	2,091
*	j2 Global Communications, Inc.	63,575	1,488
*	McAfee, Inc.	74,400	2,986
*	Silicon Laboratories, Inc.	61,660	2,939
	Solera Holdings, Inc.	53,812	2,080
*	Trimble Navigation, Ltd.	63,100	1,812
*	Ultimate Software Group, Inc.	75,125	2,475
	United Online, Inc.	357,430	2,674
*	VistaPrint N.V.†	48,357	2,768

			25,793

	Financials - 8.5%
*	Affiliated Managers Group, Inc.	43,280	3,419
*	First Horizon National Corporation	110,827	1,557
*	FirstService Corporation†	62,635	1,432
	Greenhill & Co., Inc.	16,240	1,333
	Invesco, Ltd.†	176,000	3,856
	Jones Lang LaSalle, Inc.	22,800	1,662
*	Symetra Financial Corporation	3,827	50

			13,309

	Energy - 4.9%
*	Comstock Resources, Inc.	54,500	1,733
*	Concho Resources, Inc.	51,440	2,591
	Helmerich & Payne, Inc.	37,480	1,427
*	Oceaneering International, Inc.	30,200	1,917

			7,668

	Consumer Staples - 3.7%
	Alberto-Culver Co.	84,950	2,221
*	Green Mountain Coffee Roasters, Inc.	36,707	3,554

			5,775

	Total Common Stocks - 99.4% (cost $126,946)		155,810

	Investment in Affiliate
	William Blair Ready Reserves Fund	22,697	23

	Total Investment in Affiliate - 0.0% (cost $23)		23

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $585, collateralized by U.S. Treasury Bill, 0.226%, due 09/09/10	$585	$585

Total Repurchase Agreement - 0.4% (cost $585)		585

Total Investments - 99.8% (cost $127,554)		156,418
Cash and other assets, less liabilities - 0.2%		373

Net assets - 100.0%		$156,791

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere - 50.3%
	Canada - 1.9%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	17,345	$441
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	7,689	295

			736

	United States - 48.4%
*	Affiliated Managers Group, Inc. (Capital markets)	4,882	386
	American Express Co. (Consumer finance)	15,191	627
	Apache Corporation (Oil, gas & consumable fuels)	5,872	596
*	Apple, Inc. (Computers & peripherals)	3,551	834
*	AutoZone, Inc. (Specialty retail)	2,426	420
*	Bed Bath & Beyond, Inc. (Specialty retail)	11,484	503
*	Cameron International Corporation (Energy equipment & services)	11,152	478
*	CareFusion Corporation (Health care equipment & supplies)	15,472	409
*	Cerner Corporation (Health care technology)	4,462	380
*	Chipotle Mexican Grill, Inc. (Hotels, restaurants & leisure)	3,390	382
	Church & Dwight Co., Inc. (Household products)	6,087	407
*	Discovery Communications, Inc. (Media)	12,244	414
	EOG Resources, Inc. (Oil, gas & consumable fuels)	6,320	587
*	Express Scripts, Inc. (Health care providers & services)	5,581	568
	Gentex Corporation (Auto components)	18,173	353
*	Gilead Sciences, Inc. (Biotechnology)	11,962	544
	Goodrich Corporation (Aerospace & defense)	4,801	339
*	Google, Inc. Class “A” (Internet software & services)	1,379	782
	Hewlett-Packard Co. (Computers & peripherals)	14,605	776
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	6,890	396
*	Illumina, Inc. (Life sciences tools & services)	9,579	373
	Invesco, Ltd. (Capital markets)†	17,273	378
	J.B. Hunt Transport Services, Inc. (Road & rail)	11,126	399
	JPMorgan Chase & Co. (Diversified financial services)	17,749	794
*	Kohl’s Corporation (Multiline retail)	8,705	477
	Lockheed Martin Corporation (Aerospace & defense)	7,148	595
*	McAfee, Inc. (Software)	9,344	375
	MSC Industrial Direct Co. Class “A” (Trading companies & distributors)	6,100	309
*	Newfield Exploration Co. (Oil, gas & consumable fuels)	6,964	362
*	NVR, Inc. (Household durables)	440	320
	Praxair, Inc. (Chemicals)	6,928	575
	Precision Castparts Corporation (Aerospace & defense)	4,101	520
*	priceline.com, Inc. (Internet & catalog retail)	1,733	442
*	Silicon Laboratories, Inc. (Semiconductors & semiconductor equipment)	6,022	287
*	Starbucks Corporation (Hotels, restaurants & leisure)	24,579	596
	The Goldman Sachs Group, Inc. (Capital markets)	4,380	747
*	Urban Outfitters, Inc. (Specialty retail)	12,022	457
	Yum! Brands, Inc. (Hotels, restaurants & leisure)	13,294	510

			18,697

	Europe - 13.1%
	Denmark - 0.9%
	Novozymes A/S (Chemicals)	2,999	332

Global Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Europe - 13.1% - (continued)
	France - 1.1%
	Essilor International S.A. (Health care equipment & supplies)	6,636	$424

	Germany - 3.2%
	Daimler AG (Automobiles)	12,414	583
*	SAP AG (Software)	13,870	672

			1,255

	Ireland - 1.1%
	Accenture plc Class “A” (IT services)†	9,920	416

	Italy - 1.6%
	Ansaldo STS SpA (Transportation infrastructure)	16,872	345
	Trevi Finanziaria SpA (Construction & engineering)	16,558	284

			629

	Portugal - 1.0%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	37,643	381

	Spain - 0.5%
	Tecnicas Reunidas S.A. (Energy equipment & services)	3,321	208

	Switzerland - 3.7%
	Novartis AG (Pharmaceuticals)	12,466	675
	Partners Group Holding AG (Capital markets)	3,051	432
	Sonova Holding AG (Health care equipment & supplies)	2,548	316

			1,423

	Emerging Asia - 9.3%
	China - 2.7%
	Angang Steel Co., Ltd. (Metals & mining)	198,000	362
	Dongfeng Motor Group Co., Ltd. (Automobiles)	204,000	331
	Industrial and Commercial Bank of China (Commercial banks)	459,000	349

			1,042

	India - 1.3%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	9,072	483

	Indonesia - 1.5%
	PT Astra International Tbk (Automobiles)	123,000	565

	South Korea - 2.9%
	Hyundai Motor Co. (Automobiles)	6,979	712
	LG Household & Health Care, Ltd. (Household products)	1,568	419

			1,131

	Taiwan - 0.9%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	178,000	345

	United Kingdom - 7.7%
	Amlin plc (Insurance)	51,366	303
	BG Group plc (Oil, gas & consumable fuels)	20,598	357

Global Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 7.7% - (continued)
	BlueBay Asset Management plc (Capital markets)	56,147	$308
	Experian plc (Professional services)	59,093	581
	Petrofac, Ltd. (Energy equipment & services)	22,913	418
	Standard Chartered plc (Commercial banks)	20,889	569
	Vedanta Resources plc (Metals & mining)	10,228	431

			2,967

	Japan - 6.0%
	Daikin Industries, Ltd. (Building products)	10,000	410
	Gree, Inc. (Internet software & services)	3,900	238
	Honda Motor Co., Ltd. (Automobiles)	22,500	793
	Komatsu, Ltd. (Machinery)	22,600	475
	Softbank Corporation (Wireless telecommunication services)	16,300	402

			2,318

	Asia - 4.8%
	Australia - 2.1%
	BHP Billiton, Ltd. (Metals & mining)	19,983	802

	Hong Kong - 2.7%
	Li & Fung, Ltd. (Distributors)	94,000	462
	Noble Group, Ltd. (Trading companies & distributors)	262,000	572

			1,034

	Emerging Latin America - 4.7%
	Brazil - 2.6%
	Natura Cosmeticos S.A. (Personal products)	21,400	434
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	12,990	578

			1,012

	Mexico - 2.1%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	158,200	811

	Emerging Europe, Mid-East, Africa - 4.0%
	Israel - 2.7%
	Israel Chemicals, Ltd. (Chemicals)	27,638	375
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	10,761	679

			1,054

	South Africa - 1.3%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	44,889	490

	Total Common Stocks - 99.9% (cost $31,393)		38,555

	Investment in Affiliate
	William Blair Ready Reserves Fund	28,799	29

	Total Investment in Affiliate - 0.1% (cost $29)		29

Global Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $53, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	$53	$53

Total Repurchase Agreement - 0.1% (cost $53)		53

Total Investments - 100.1% (cost $31,475)		38,637
Liabilities, plus cash and other assets - (0.1)%		(24)

Net assets - 100.0%		$38,613

ADR = American Depository Receipt

† = U.S. listed foreign security

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Global Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	21.6%
Financials	13.8%
Industrials	13.8%
Health Care	13.6%
Information Technology	12.2%
Energy	10.1%
Materials	7.5%
Consumer Staples	6.4%
Telecommunication Services	1.0%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	54.0%
British Pound Sterling	7.7%
Euro	7.5%
Japanese Yen	6.0%
Hong Kong Dollar	3.9%
Swiss Franc	3.7%
South Korean Won	2.9%
Mexican Peso	2.1%
Australian Dollar	2.1%
Singapore Dollar	1.5%
Indonesian Rupiah	1.5%
South African Rand	1.3%
Indian Rupee	1.2%
Brazilian Real	1.1%
All Other Currencies	3.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 23.4%
	Belgium - 0.6%
	Colruyt S.A. (Food & staples retailing)	106,844	$26,298

	Denmark - 1.0%
	Coloplast A/S (Health care equipment & supplies)	147,103	16,188
	Novozymes A/S (Chemicals)	208,700	23,088
	SimCorp A/S (Software)	43,303	8,014

			47,290

	Finland - 0.7%
	Kone Oyj (Machinery)	513,763	21,234
	Nokian Renkaat Oyj (Auto components)	493,995	12,827

			34,061

	France - 5.6%
*	Air Liquide S.A. (Chemicals)	549,943	66,061
	Alstom S.A. (Electrical equipment)	602,314	37,502
	bioMerieux (Health care equipment & supplies)	133,642	15,337
	Cie Generale des Etablissements Michelin (Auto components)	324,173	23,875
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	396,564	18,976
	Essilor International S.A. (Health care equipment & supplies)	601,655	38,422
	Hermes International (Textiles, apparel & luxury goods)	157,772	21,918
	Orpea (Health care providers & services)	76,166	3,174
	Schneider Electric S.A. (Electrical equipment)	267,252	31,223

			256,488

	Germany - 3.2%
	BASF SE (Chemicals)	928,621	57,479
	Daimler AG (Automobiles)	718,533	33,772
	Fielmann AG (Specialty retail)	41,385	3,332
	Lanxess AG (Chemicals)	270,359	12,451
	MAN SE (Machinery)	367,193	30,714
	Wincor Nixdorf AG (Computers & peripherals)	94,858	6,425

			144,173

	Ireland - 0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	368,386	13,091

	Italy - 0.5%
	Ansaldo STS SpA (Transportation infrastructure)	681,263	13,932
	DiaSorin SpA (Health care equipment & supplies)	273,591	10,291

			24,223

	Netherlands - 0.2%
	BinckBank N.V. (Capital markets)	413,636	7,306

	Norway - 0.9%
*	Norwegian Air Shuttle ASA (Airlines)	107,521	2,629
	Statoil ASA (Oil, gas & consumable fuels)	1,675,600	38,990

			41,619

	Portugal - 0.7%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	2,932,558	29,698

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Europe - 23.4% - (continued)
	Spain - 2.6%
	Banco Santander S.A. (Commercial banks)	3,242,297	$43,006
	Inditex S.A. (Specialty retail)	239,733	15,811
	Tecnicas Reunidas S.A. (Energy equipment & services)	310,555	19,512
	Telefonica S.A. (Diversified telecommunication services)	1,708,412	40,480

			118,809

	Sweden - 0.2%
	Elekta AB (Health care equipment & supplies)	332,018	9,273

	Switzerland - 6.9%
*	ABB, Ltd. (Electrical equipment)	904,993	19,784
*	Actelion, Ltd. (Biotechnology)	376,230	17,104
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	903,235	35,023
	Geberit AG (Building products)	85,727	15,337
*	Kuehne + Nagel International AG (Marine)	188,115	19,007
	Novartis AG (Pharmaceuticals)	1,019,054	55,125
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	83,781	6,261
	Partners Group Holding AG (Capital markets)	210,269	29,795
	Roche Holding AG (Pharmaceuticals)	94,921	15,827
	SGS S.A. (Professional services)	25,338	34,972
	Sika AG (Chemicals)	9,633	16,271
	Sonova Holding AG (Health care equipment & supplies)	188,900	23,446
	Syngenta AG (Chemicals)	63,605	17,662
*	Temenos Group AG (Software)	324,835	9,560

			315,174

	United Kingdom - 20.9%
	Abcam plc (Biotechnology)	214,316	4,095
	Admiral Group plc (Insurance)	1,372,535	27,517
	Aggreko plc (Commercial services & supplies)	1,154,422	20,858
	AMEC plc (Energy equipment & services)	1,460,458	17,707
	Amlin plc (Insurance)	2,922,234	17,208
	Antofagasta plc (Metals & mining)	2,674,029	42,224
*	ASOS plc (Internet & catalog retail)	1,096,716	8,614
*	Autonomy Corporation plc (Software)	870,602	24,062
	Aveva Group plc (Software)	529,076	9,532
	Babcock International Group plc (Commercial services & supplies)	677,971	6,198
	Bellway plc (Household durables)	796,930	9,318
	BG Group plc (Oil, gas & consumable fuels)	2,437,590	42,214
	BHP Billiton plc (Metals & mining)	1,728,903	59,090
*	Blinkx plc (Internet software & services)	6,062,052	1,196
	BlueBay Asset Management plc (Capital markets)	1,981,156	10,848
	British Sky Broadcasting Group plc (Media)	4,575,012	41,798
	Britvic plc (Beverages)	1,727,867	12,147
*	Cairn Energy plc (Oil, gas & consumable fuels)	2,909,808	18,425
	Chemring Group plc (Aerospace & defense)	365,436	18,378
*	Climate Exchange plc (Diversified financial services)	460,651	3,495
*	Dana Petroleum plc (Oil, gas & consumable fuels)	576,897	10,526
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	1,245,671	6,387
	Experian plc (Professional services)	2,397,990	23,581
*	Heritage Oil plc (Oil, gas & consumable fuels)	1,852,566	15,764
	Inmarsat plc (Diversified telecommunication services)	1,364,439	15,648

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 20.9% - (continued)
	Johnson Matthey plc (Chemicals)	673,354	$17,875
	Michael Page International plc (Professional services)	2,398,335	14,556
	Micro Focus International plc (Software)	812,865	6,188
	Mothercare plc (Multiline retail)	715,393	6,517
	Next plc (Multiline retail)	1,359,638	44,664
	Petrofac, Ltd. (Energy equipment & services)	1,438,148	26,228
	Reckitt Benckiser Group plc (Household products)	833,606	45,802
	Rightmove plc (Media)	690,174	7,070
*	Rolls-Royce Group plc (Aerospace & defense)	5,542,009	50,176
	Rotork plc (Electronic equipment, instruments & components)	1,352,453	28,817
	RPS Group plc (Commercial services & supplies)	3,732,432	11,602
	Serco Group plc (Commercial services & supplies)	2,417,037	22,053
	Smith & Nephew plc (Health care equipment & supplies)	2,077,300	20,744
	Standard Chartered plc (Commercial banks)	2,516,759	68,600
*	Telecity Group plc (Internet software & services)	755,065	4,851
*	The Berkeley Group Holdings plc (Household durables)	792,971	9,801
	The Capita Group plc (Professional services)	1,998,602	22,950
	The Weir Group plc (Machinery)	1,118,870	15,865
	Ultra Electronics Holdings plc (Aerospace & defense)	544,922	12,429
	Vedanta Resources plc (Metals & mining)	789,268	33,231
	Victrex plc (Chemicals)	669,386	8,939
	VT Group plc (Commercial services & supplies)	560,541	6,377

			952,165

	Emerging Asia - 15.6%
	China - 3.9%
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	6,307,000	13,920
*	China Zhongwang Holdings, Ltd. (Metals & mining)	19,304,000	16,923
	CNOOC, Ltd. (Oil, gas & consumable fuels)	29,057,000	47,973
	Dongfeng Motor Group Co., Ltd. (Automobiles)	22,028,000	35,718
	Hengan International Group Co., Ltd. (Personal products)	1,977,000	14,738
	Industrial and Commercial Bank of China (Commercial banks)	44,024,000	33,492
	Minth Group, Ltd. (Auto components)	4,842,000	8,104
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	1,632,000	6,819

			177,687

	India - 4.2%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	583,706	31,068
	Hero Honda Motors, Ltd. (Automobiles)	630,115	27,279
	Housing Development Finance Corporation (Thrifts & mortgage finance)	369,798	22,364
	India Infoline, Ltd. (Capital markets)	1,508,530	3,830
	Infosys Technologies, Ltd. (IT services)	624,655	36,374
	Jindal Steel & Power, Ltd. (Metals & mining)	1,714,531	26,829
	Lupin, Ltd. (Pharmaceuticals)	275,819	9,998
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,470,970	35,202

			192,944

	Indonesia - 2.8%
	PT Astra International Tbk (Automobiles)	8,692,000	39,935
	PT Bank Rakyat Indonesia (Commercial banks)	38,297,500	34,639
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	10,998,000	11,813
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	19,580,500	17,451

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Asia - 15.6%- (continued)
	Indonesia - 2.8% - (continued)
	PT United Tractors Tbk (Machinery)	11,861,000	$23,870

			127,708

	Malaysia - 0.5%
	IOI Corporation Bhd (Food products)	8,044,260	13,283
	Kuala Lumpur Kepong Bhd (Food products)	1,883,200	9,630

			22,913

	Papua New Guinea - 0.3%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	2,101,336	11,485

	South Korea - 1.9%
	Hyundai Mobis (Auto components)	109,731	14,542
	Hyundai Motor Co. (Automobiles)	430,170	43,866
	LG Household & Health Care, Ltd. (Household products)	110,108	29,438

			87,846

	Taiwan - 1.8%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,035,000	17,964
	Siliconware Precision Industries Co. (Semiconductors & semiconductor equipment)	12,457,000	15,002
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	22,655,000	43,899
	Tripod Technology Corporation (Electronic equipment, instruments & components)	1,318,000	4,463

			81,328

	Thailand - 0.2%
*	CP ALL PCL (Food & staples retailing)	11,964,700	10,175

	Japan - 11.7%
	Canon, Inc. (Office electronics)	1,361,800	62,990
	Daikin Industries, Ltd. (Building products)	332,600	13,630
	Exedy Corporation (Auto components)	116,400	2,849
	F.C.C. Co., Ltd. (Auto components)	213,203	4,235
	Fanuc, Ltd. (Machinery)	458,100	48,689
	Fast Retailing Co., Ltd. (Specialty retail)	160,000	27,829
	Gree, Inc. (Internet software & services)	150,600	9,198
	Hoya Corporation (Electronic equipment, instruments & components)	1,048,000	28,856
	K’s Holdings Corporation (Specialty retail)	460,200	11,299
	kabu.com Securities Co., Ltd. (Capital markets)	1,257,600	6,788
	Kakaku.com, Inc. (Internet software & services)	1,720	6,241
	Keyence Corporation (Electronic equipment, instruments & components)	138,100	33,066
	Komatsu, Ltd. (Machinery)	1,255,100	26,369
	Makita Corporation (Household durables)	505,200	16,677
	Miraca Holdings, Inc. (Health care providers & services)	295,000	9,006
	MISUMI Group, Inc. (Trading companies & distributors)	558,500	11,481
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	1,381,000	19,493
	Nitori Co., Ltd. (Specialty retail)	188,270	14,295
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,090	5,704
	Park24 Co., Ltd. (Commercial services & supplies)	859,800	8,797
	Point, Inc. (Specialty retail)	179,170	10,745
	Softbank Corporation (Wireless telecommunication services)	2,322,000	57,298
	Start Today Co., Ltd. (Internet & catalog retail)	3,922	7,126

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Japan - 11.7% - (continued)
	Terumo Corporation (Health care equipment & supplies)	464,400	$24,760
	Unicharm Petcare Corporation (Food products)	170,600	5,414
	USS Co., Ltd. (Specialty retail)	160,030	10,886
	Yahoo! Japan Corporation (Internet software & services)	134,301	48,986

			532,707

	Emerging Latin America - 6.8%
	Brazil - 4.4%
	BM&F BOVESPA S.A. (Diversified financial services)	2,475,800	16,762
*	BR Properties S.A. (Real estate management & development)	1,070,170	7,775
	Cyrela Brazil Realty S.A. (Household durables)	1,139,000	13,488
	Diagnosticos da America S.A. (Health care providers & services)	928,800	8,148
*	GP Investments, Ltd. (Capital markets)	2,287,500	11,191
*	Hypermarcas S.A. (Personal products)	1,521,506	18,609
	Localiza Rent a Car S.A. (Road & rail)	1,349,300	14,264
	Lojas Renner S.A. (Multiline retail)	583,600	13,389
	M Dias Branco S.A. (Food products)	1,108	27
	MRV Engenharia e Participacoes S.A. (Household durables)	1,086,164	7,580
	Natura Cosmeticos S.A. (Personal products)	1,484,200	30,129
	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	1,609,700	15,071
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	925,700	7,709
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,487,067	33,197
	SLC Agricola S.A. (Food products)	619,200	5,063

			202,402

	Chile - 0.8%
	Banco Santander Chile - ADR (Commercial banks)	241,428	16,470
	Lan Airlines S.A. (Airlines)	1,020,184	18,100

			34,570

	Mexico - 0.9%
	Banco Compartamos S.A. de C.V. (Consumer finance)	1,776,700	10,017
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	1,293,628	4,494
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,857,400	24,889

			39,400

	Panama - 0.2%
	Copa Holdings S.A. Class “A” (Airlines)†	178,576	10,857

	Peru - 0.5%
	Credicorp, Ltd. (Commercial banks)†	249,712	22,020

	Canada - 6.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	1,546,028	39,300
	Canadian Western Bank (Commercial banks)	395,232	9,417
*	Consolidated Thompson Iron Mines, Ltd. (Metals & mining)	1,215,642	11,442
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	818,199	31,394
	First Quantum Minerals, Ltd. (Metals & mining)	433,277	35,651
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	348,300	9,163
	Niko Resources, Ltd. (Oil, gas & consumable fuels)	291,539	31,096
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	1,401,531	27,226
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	795,481	20,771

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Canada - 6.6% - (continued)
*	Petrominerales, Ltd. (Oil, gas & consumable fuels)	271,698	$8,914
	Royal Bank of Canada (Commercial banks)	781,110	45,714
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	885,381	28,820

			298,908

	Emerging Europe, Mid-East, Africa - 6.6%
	Egypt - 0.1%
	Egyptian Financial Group-Hermes Holding (Capital markets)	1,052,537	6,077

	Israel - 2.1%
	Bezeq Israeli Telecommunication Corp., Ltd. (Diversified telecommunication services)	6,759,627	19,173
	Israel Chemicals, Ltd. (Chemicals)	2,509,008	34,085
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	659,925	41,628

			94,886

	South Africa - 3.1%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	2,079,214	22,697
	Naspers, Ltd. (Media)	1,280,200	55,508
	Shoprite Holdings, Ltd. (Food & staples retailing)	1,622,372	16,133
	Standard Bank Group, Ltd. (Commercial banks)	2,138,332	33,491
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	846,722	13,754

			141,583

	Turkey - 1.1%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	448,119	23,325
	Turkiye Garanti Bankasi A.S. (Commercial banks)	5,092,541	23,873

			47,198

	United Arab Emirates - 0.2%
	First Gulf Bank PJSC (Commercial banks)	1,790,283	8,756

	Asia - 5.9%
	Australia - 2.5%
	BHP Billiton, Ltd. (Metals & mining)	877,034	35,179
	JB Hi-Fi, Ltd. (Specialty retail)	677,685	12,613
	Macquarie Group, Ltd. (Capital markets)	660,929	28,583
	Seek, Ltd. (Professional services)	740,725	5,447
	WorleyParsons, Ltd. (Energy equipment & services)	1,448,283	33,800

			115,622

	Hong Kong - 2.4%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	1,057,500	10,000
	Li & Fung, Ltd. (Distributors)	11,924,000	58,642
	Noble Group, Ltd. (Trading companies & distributors)	18,950,240	41,375

			110,017

	Singapore - 1.0%
*	CapitaMalls Asia, Ltd. (Real estate management & development)	6,872,000	11,101
	Olam International, Ltd. (Food & staples retailing)	6,884,400	12,721
	Wilmar International, Ltd. (Food products)	4,330,000	20,695

			44,517

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks - (continued)
Total Common Stocks - 97.5% (cost $3,579,110)		4,441,274

Convertible Bond
Brazil - 0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$2,875	$1,804

Total Convertible Bond - 0.0% (cost $1,491)		1,804

Investment in Affiliate
William Blair Ready Reserves Fund	6,376,072	6,376

Total Investment in Affiliate - 0.1% (cost $6,376)		6,376

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.097%, due 4/1/10	$6,000	6,000

Total Short-Term Investment - 0.1% (cost $6,000)		6,000

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $51,972, collateralized by various U.S. Agency securities, 2.125%-4.375%, due 6/18/13-9/5/13	51,972	51,972

Total Repurchase Agreement - 1.1% (cost $51,972)		51,972

Total Investments - 98.8% (cost $3,644,949)		4,507,426
Cash and other assets, less liabilities - 1.2%		55,195

Net assets - 100.0%		$4,562,621

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at March 31, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at March 31, 2010.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	17.6%
Industrials	16.6%
Financials	13.6%
Materials	11.6%
Energy	10.9%
Information Technology	9.8%
Consumer Staples	8.1%
Health Care	8.0%
Telecommunication Services	3.4%
Utilities	0.4%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.4%
Euro	14.7%
Japanese Yen	12.0%
Swiss Franc	7.1%
Canadian Dollar	5.8%
Hong Kong Dollar	5.6%
Brazilian Real	4.6%
Indian Rupee	4.3%
South African Rand	3.2%
U.S. Dollar	2.9%
Indonesian Rupiah	2.9%
Australian Dollar	2.9%
South Korean Won	2.0%
Singapore Dollar	1.9%
New Taiwan Dollar	1.8%
Israeli Shekel	1.2%
Danish Krone	1.1%
Turkish Lira	1.1%
All Other Currencies	3.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 30.0%
	Denmark - 1.6%
	Novo Nordisk A/S (Pharmaceuticals)	62,789	$4,847

	Finland - 1.1%
	Kone Oyj (Machinery)	79,302	3,278

	France - 6.5%
	Alstom S.A. (Electrical equipment)	63,564	3,958
	AXA S.A. (Insurance)	113,135	2,510
	Cie Generale des Etablissements Michelin (Auto components)	35,407	2,607
	Iliad S.A. (Diversified telecommunication services)	26,033	2,681
	Schneider Electric S.A. (Electrical equipment)	36,577	4,274
	Vinci S.A. (Construction & engineering)	73,755	4,342

			20,372

	Germany - 3.7%
	MAN SE (Machinery)	49,825	4,167
*	QIAGEN N.V. (Life sciences tools & services)	140,414	3,236
*	SAP AG (Software)	87,743	4,248

			11,651

	Ireland - 1.2%
*	Ryanair Holdings plc - ADR (Airlines)	138,580	3,765

	Italy - 1.8%
*	Saipem SpA (Energy equipment & services)	149,020	5,765

	Spain - 4.1%
	Banco Santander S.A. (Commercial banks)	226,014	2,998
	Inditex S.A. (Specialty retail)	75,868	5,004
	Telefonica S.A. (Diversified telecommunication services)	204,728	4,851

			12,853

	Switzerland - 10.0%
*	ABB, Ltd. (Electrical equipment)	191,118	4,178
*	Actelion, Ltd. (Biotechnology)	52,820	2,401
	Credit Suisse Group AG (Capital markets)	122,172	6,289
	Julius Baer Group, Ltd. (Capital markets)	46,877	1,697
	Nestle S.A. (Food products)	91,337	4,680
	Roche Holding AG (Pharmaceuticals)	31,895	5,180
	Sonova Holding AG (Health care equipment & supplies)	16,139	2,003
	Zurich Financial Services AG (Insurance)	18,354	4,708

			31,136

	United Kingdom - 19.2%
	AMEC plc (Energy equipment & services)	169,630	2,057
	Amlin plc (Insurance)	250,883	1,477
*	Autonomy Corporation plc (Software)	125,456	3,467
	Barclays plc (Commercial banks)	679,890	3,702
	BG Group plc (Oil, gas & consumable fuels)	272,310	4,716
	British Sky Broadcasting Group plc (Media)	591,375	5,403
	Compass Group plc (Hotels, restaurants & leisure)	315,571	2,519
	Experian plc (Professional services)	244,364	2,403

International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 19.2% - (continued)
	HSBC Holdings plc (Commercial banks)	257,104	$2,612
	Johnson Matthey plc (Chemicals)	68,167	1,810
	Petrofac, Ltd. (Energy equipment & services)	151,819	2,769
	Reckitt Benckiser Group plc (Household products)	114,263	6,278
*	Rolls-Royce Group plc (Aerospace & defense)	619,206	5,606
	Rotork plc (Electronic equipment, instruments & components)	81,441	1,735
	Standard Chartered plc (Commercial banks)	130,981	3,570
	The Capita Group plc (Professional services)	225,084	2,585
	Tullow Oil plc (Oil, gas & consumable fuels)	172,590	3,275
	Vedanta Resources plc (Metals & mining)	89,850	3,783

			59,767

	Japan - 13.4%
	Daikin Industries, Ltd. (Building products)	94,700	3,881
	Fanuc, Ltd. (Machinery)	29,800	3,167
	Fast Retailing Co., Ltd. (Specialty retail)	12,600	2,192
	Honda Motor Co., Ltd. (Automobiles)	146,300	5,157
	Hoya Corporation (Electronic equipment, instruments & components)	117,000	3,222
	Keyence Corporation (Electronic equipment, instruments & components)	15,300	3,663
	Komatsu, Ltd. (Machinery)	115,600	2,429
	Makita Corporation (Household durables)	43,300	1,429
	Mitsubishi Corporation (Trading companies & distributors)	187,900	4,934
	Mitsui & Co., Ltd. (Trading companies & distributors)	183,088	3,083
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	176,000	2,484
	Softbank Corporation (Wireless telecommunication services)	84,100	2,075
	Terumo Corporation (Health care equipment & supplies)	40,100	2,138
	Yahoo! Japan Corporation (Internet software & services)	5,325	1,942

			41,796

	Emerging Asia - 12.0%
	China - 3.9%
	China Life Insurance Co., Ltd. (Insurance)	758,000	3,632
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,378,000	3,106
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,176,000	3,593
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	538,500	1,951

			12,282

	India - 3.9%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	69,986	3,725
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	369,339	2,512
	HDFC Bank, Ltd. - ADR (Commercial banks)	14,646	2,042
	Infosys Technologies, Ltd. (IT services)	64,911	3,780

			12,059

	Indonesia - 1.0%
	PT Bank Rakyat Indonesia (Commercial banks)	3,299,500	2,984

	South Korea - 1.6%
	Hyundai Motor Co. (Automobiles)	49,456	5,043

	Taiwan - 1.6%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	449,000	1,944

International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks - (continued)
Emerging Asia - 12.0% - (continued)
Taiwan - 1.6% - (continued)
MediaTek, Inc. (Semiconductors & semiconductor equipment)	180,312	$3,130

		5,074

Canada - 6.4%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	138,000	3,508
Canadian National Railway Co. (Road & rail)†	92,191	5,586
Goldcorp, Inc. (Metals & mining)†	86,477	3,219
Royal Bank of Canada (Commercial banks)	85,035	4,976
Tim Hortons, Inc. (Hotels, restaurants & leisure)	86,604	2,819

		20,108

Asia - 5.1%
Australia - 1.8%
BHP Billiton, Ltd. - ADR (Metals & mining)	42,184	3,388
WorleyParsons, Ltd. (Energy equipment & services)	99,977	2,334

		5,722

Hong Kong - 2.6%
ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	113,500	1,073
Li & Fung, Ltd. (Distributors)	804,000	3,954
Noble Group, Ltd. (Trading companies & distributors)	1,325,000	2,893

		7,920

Singapore - 0.7%
CapitaLand, Ltd. (Real estate management & development)	795,000	2,251

Emerging Europe, Mid-East, Africa - 4.7%
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	128,589	8,111

South Africa - 1.2%
Naspers, Ltd. (Media)	81,800	3,547

Turkey - 0.9%
Turkiye Garanti Bankasi A.S. (Commercial banks)	614,632	2,881

Emerging Latin America - 4.1%
Brazil - 3.1%
BM&F BOVESPA S.A. (Diversified financial services)	514,771	3,485
Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	27,328	1,216
Vale S.A. - ADR (Metals & mining)	59,852	1,926
Weg S.A. (Machinery)	279,300	2,984

		9,611

Mexico - 1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	595,000	3,049

Total Common Stocks - 94.9% (cost $234,350)		295,872

International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil - 1.1%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	182,323	$3,628

Total Preferred Stock - 1.1% (cost $2,057)		3,628

Investment in Affiliate
William Blair Ready Reserves Fund	4,954	5

Total Investment in Affiliate - 0.0% (cost $5)		5

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $8,053, collateralized by FHLMC, 2.125%, due 6/18/13	$8,053	8,053

Total Repurchase Agreement - 2.6% (cost $8,053)		8,053

Total Investments - 98.6% (cost $244,465)		307,558
Cash and other assets, less liabilities - 1.4%		4,248

Net assets - 100.0%		$311,806

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	23.8%
Financials	19.5%
Consumer Discretionary	13.9%
Energy	10.6%
Information Technology	10.3%
Health Care	9.3%
Materials	4.7%
Consumer Staples	4.7%
Telecommunication Services	3.2%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.1%
Euro	18.0%
Japanese Yen	14.0%
U.S. Dollar	10.9%
Swiss Franc	10.4%
Hong Kong Dollar	6.7%
Brazilian Real	3.4%
Indian Rupee	3.3%
Canadian Dollar	2.6%
Singapore Dollar	1.7%
New Taiwan Dollar	1.7%
South Korean Won	1.7%
Danish Krone	1.6%
South African Rand	1.2%
Mexican Peso	1.0%
All Other Currencies	2.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 29.1%
	Austria - 0.5%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	38,204	$2,011

	Denmark - 1.2%
	FLSmidth & Co. A/S (Construction & engineering)	62,281	4,313
	SimCorp A/S (Software)	4,690	868

			5,181

	Finland - 0.8%
	Nokian Renkaat Oyj (Auto components)	130,658	3,393

	France - 4.5%
	bioMerieux (Health care equipment & supplies)	69,917	8,024
*	Boursorama (Capital markets)	143,571	1,792
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	75,636	3,619
*	Gemalto N.V. (Computers & peripherals)	98,957	4,287
	Orpea (Health care providers & services)	49,476	2,062

			19,784

	Germany - 5.5%
	Aixtron AG (Semiconductors & semiconductor equipment)	226,253	8,132
	CTS Eventim AG (Media)	41,100	2,087
	Fielmann AG (Specialty retail)	41,023	3,303
*	QIAGEN N.V. (Life sciences tools & services)	185,837	4,282
	Wincor Nixdorf AG (Computers & peripherals)	46,462	3,147
	Wirecard AG (IT services)	333,488	3,138

			24,089

	Ireland - 2.1%
*	Norkom Group plc (Software)	215,133	453
	Paddy Power plc (Hotels, restaurants & leisure)	244,498	8,689

			9,142

	Italy - 2.9%
	Ansaldo STS SpA (Transportation infrastructure)	198,347	4,056
	DiaSorin SpA (Health care equipment & supplies)	113,203	4,258
	Trevi Finanziaria SpA (Construction & engineering)	247,347	4,241

			12,555

	Luxembourg - 1.7%
*	Oriflame Cosmetics S.A. (Personal products)	121,825	7,583

	Netherlands - 0.9%
	BinckBank N.V. (Capital markets)	228,698	4,040

	Norway - 0.7%
*	Norwegian Air Shuttle ASA (Airlines)	89,556	2,189
	Opera Software ASA (Internet software & services)	171,405	684

			2,873

	Spain - 2.1%
	Tecnicas Reunidas S.A. (Energy equipment & services)	144,564	9,083

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Europe - 29.1% - (continued)
	Switzerland - 6.2%
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	37,457	$2,800
	Partners Group Holding AG (Capital markets)	71,985	10,200
	Sika AG (Chemicals)	2,666	4,503
*	Temenos Group AG (Software)	326,509	9,609

			27,112

	United Kingdom - 21.1%
	Abcam plc (Biotechnology)	132,916	2,539
	Aggreko plc (Commercial services & supplies)	419,765	7,584
	Amlin plc (Insurance)	1,293,370	7,616
	Ashmore Group plc (Capital markets)	553,909	2,218
*	ASOS plc (Internet & catalog retail)	140,905	1,107
	Aveva Group plc (Software)	125,428	2,260
	Babcock International Group plc (Commercial services & supplies)	323,769	2,960
*	Blinkx plc (Internet software & services)	3,979,517	785
	BlueBay Asset Management plc (Capital markets)	181,750	995
	Britvic plc (Beverages)	671,671	4,722
*	Ceres Power Holdings plc (Electrical equipment)	262,261	509
	Chemring Group plc (Aerospace & defense)	118,696	5,969
*	Dana Petroleum plc (Oil, gas & consumable fuels)	328,080	5,986
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	215,166	1,103
*	Heritage Oil plc (Oil, gas & consumable fuels)	148,733	1,266
	Intertek Group plc (Professional services)	106,284	2,352
	Meggitt plc (Aerospace & defense)	728,609	3,386
	Michael Page International plc (Professional services)	1,030,017	6,251
	Micro Focus International plc (Software)	613,507	4,670
	Mothercare plc (Multiline retail)	248,513	2,264
	Petrofac, Ltd. (Energy equipment & services)	299,681	5,465
*	Promethean World plc (Diversified consumer services)	350,726	995
	Rightmove plc (Media)	233,563	2,393
	RPS Group plc (Commercial services & supplies)	773,746	2,405
	Serco Group plc (Commercial services & supplies)	362,287	3,306
*	Telecity Group plc (Internet software & services)	322,837	2,074
	The Weir Group plc (Machinery)	490,048	6,949
	Victrex plc (Chemicals)	159,159	2,126

			92,255

	Japan - 15.5%
	ABC-Mart, Inc. (Specialty retail)	212,214	6,783
	Aeon Delight Co., Ltd. (Commercial services & supplies)	76,400	1,074
	EPS Co., Ltd. (Life sciences tools & services)	508	1,233
	Exedy Corporation (Auto components)	136,900	3,351
	F.C.C. Co., Ltd. (Auto components)	151,709	3,013
	Gree, Inc. (Internet software & services)	54,830	3,349
	K’s Holdings Corporation (Specialty retail)	157,920	3,877
	kabu.com Securities Co., Ltd. (Capital markets)	201,900	1,090
	Kakaku.com, Inc. (Internet software & services)	577	2,094
	Kurita Water Industries, Ltd. (Machinery)	234,400	6,649
	Miraca Holdings, Inc. (Health care providers & services)	268,900	8,209
	Nabtesco Corporation (Machinery)	229,000	3,058
	Nitori Co., Ltd. (Specialty retail)	55,850	4,241
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	1,248	6,531

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Japan - 15.5% - (continued)
	Park24 Co., Ltd. (Commercial services & supplies)	435,500	$4,456
	Point, Inc. (Specialty retail)	80,060	4,801
	Start Today Co., Ltd. (Internet & catalog retail)	245	445
	Unicharm Petcare Corporation (Food products)	108,705	3,449

			67,703

	Emerging Asia - 12.4%
	China - 9.6%
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	2,423,559	4,046
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	1,674,429	1,654
	China Dongxiang Group Co. (Textiles, apparel & luxury goods)	5,897,000	4,252
	China Green (Holdings), Ltd. (Food products)	1,649,556	2,075
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	866,000	1,911
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	3,991,635	5,101
*	Concord Medical Services Holdings, Ltd. - ADR (Health care providers & services)	99,812	686
*	E-House China Holdings, Ltd. - ADR (Real estate management & development)	175,051	3,331
	Geely Automobile Holdings, Ltd. (Automobiles)	4,020,000	2,124
	Golden Eagle Retail Group, Ltd. (Multiline retail)	285,000	569
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,167,373	4,229
	Lonking Holdings, Ltd. (Machinery)	4,007,000	2,988
	Minth Group, Ltd. (Auto components)	2,249,384	3,765
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	276,800	1,157
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	2,054,865	3,891

			41,779

	India - 1.2%
	India Infoline, Ltd. (Capital markets)	690,509	1,753
	Lupin, Ltd. (Pharmaceuticals)	95,485	3,461

			5,214

	Indonesia - 0.6%
*	PT Ciputra Development Tbk (Real estate management & development)	2,589,000	244
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	2,055,000	2,207

			2,451

	Taiwan - 1.0%
	Chicony Electronics Co., Ltd. (Computers & peripherals)	500,000	1,329
	Tripod Technology Corporation (Electronic equipment, instruments & components)	951,000	3,220

			4,549

	Asia - 6.2%
	Australia - 3.2%
	Cochlear, Ltd. (Health care equipment & supplies)	73,284	4,893
	JB Hi-Fi, Ltd. (Specialty retail)	340,755	6,342
	Seek, Ltd. (Professional services)	360,502	2,651

			13,886

	Hong Kong - 1.6%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	731,000	6,912

	Singapore - 1.4%
	Midas Holdings, Ltd. (Metals & mining)	2,836,000	2,086

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Asia - 6.2% - (continued)
	Singapore - 1.4% - (continued)
	Olam International, Ltd. (Food & staples retailing)	2,312,700	$4,273

			6,359

	Canada - 5.4%
*	Bankers Petroleum, Ltd. (Oil, gas & consumable fuels)	176,778	1,594
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	41,300	1,086
	Home Capital Group, Inc. (Thrifts & mortgage finance)	51,686	2,200
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	188,491	2,437
	Niko Resources, Ltd. (Oil, gas & consumable fuels)	41,761	4,454
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	323,063	6,276
*	Petrominerales, Ltd. (Oil, gas & consumable fuels)	54,801	1,798
*	Red Back Mining, Inc. (Metals & mining)	185,638	3,793

			23,638

	Emerging Latin America - 3.0%
	Brazil - 2.9%
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	62,703	909
	Brasil Brokers Participacoes S.A. (Real estate management & development)	292,000	1,273
	Diagnosticos da America S.A. (Health care providers & services)	312,400	2,741
	Localiza Rent a Car S.A. (Road & rail)	189,300	2,001
	Lojas Renner S.A. (Multiline retail)	134,100	3,077
	OdontoPrev S.A. (Health care providers & services)	15,092	524
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	231,900	1,931

			12,456

	Mexico - 0.1%
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	149,209	518

	Emerging Europe, Mid-East, Africa - 2.6%
	Russia - 0.5%
	CTC Media, Inc. (Media)†	126,131	2,172

	South Africa - 1.5%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	244,048	2,664
	Mr Price Group, Ltd. (Specialty retail)	377,603	2,055
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	110,758	1,799

			6,518

	Turkey - 0.6%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	47,025	2,448

	Total Common Stocks - 95.3% (cost $332,215)		415,704

	Convertible Bond
	Brazil - 0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$959	602

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Convertible Bond - (continued)
Total Convertible Bond - 0.1% (cost $498)		$602

Investment in Affiliate
William Blair Ready Reserves Fund	488,895	489

Total Investment in Affiliate - 0.1% (cost $489)		489

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.097%, due 4/1/10	$500	500

Total Short-Term Investment - 0.1% (cost $500)		500

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $11,871, collateralized by FHLB, 2.300%, due 9/5/13	11,871	11,871

Total Repurchase Agreement - 2.7% (cost $11,871)		11,871

Total Investments - 98.3% (cost $345,573)		429,166
Cash and other assets, less liabilities - 1.7%		7,618

Net assets - 100.0%		$436,784

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.14% of the Fund’s net assets at March 31, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.14% of the net assets at March 31, 2010.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	21.3%
Consumer Discretionary	21.1%
Information Technology	16.0%
Health Care	11.3%
Financials	10.4%
Energy	9.7%
Consumer Staples	6.4%
Materials	3.0%
Utilities	0.8%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	22.2%
Euro	20.2%
Japanese Yen	16.3%
Hong Kong Dollar	10.7%
Swiss Franc	6.5%
Canadian Dollar	5.7%
Australian Dollar	3.3%
Brazilian Real	3.1%
Swedish Krona	1.8%
South African Rand	1.6%
Singapore Dollar	1.5%
U.S. Dollar	1.5%
Indian Rupee	1.3%
Danish Krone	1.2%
New Taiwan Dollar	1.1%
All Other Currencies	2.0%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia - 49.6%
	China - 18.1%
	AAC Acoustic Technologies Holdings, Inc. (Communications equipment)	1,511,949	$2,524
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	2,067,078	2,041
	Angang Steel Co., Ltd. (Metals & mining)	4,048,000	7,402
*	Baidu, Inc. - ADR (Internet software & services)	9,886	5,902
	China Dongxiang Group Co. (Textiles, apparel & luxury goods)	6,803,000	4,905
	China Green (Holdings), Ltd. (Food products)	2,409,000	3,030
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	1,056,000	2,331
	China Life Insurance Co., Ltd. (Insurance)	2,759,000	13,221
	China Oilfield Services, Ltd. (Energy equipment & services)	3,254,000	4,773
	China Overseas Land & Investment, Ltd. (Real estate management & development)	2,370,000	5,342
	China Shenhua Energy Co., Ltd. (Oil, gas & consumable fuels)	1,774,906	7,661
	China Vanke Co., Ltd. (Real estate management & development)	6,592,164	7,564
	China Yurun Food Group, Ltd. (Food products)	1,760,000	5,372
*	China Zhongwang Holdings, Ltd. (Metals & mining)	3,311,600	2,903
	CNOOC, Ltd. (Oil, gas & consumable fuels)	16,782,000	27,707
	Comba Telecom Systems Holdings, Ltd. (Communications equipment)	2,212,000	2,827
*	Concord Medical Services Holdings, Ltd. - ADR (Health care providers & services)	150,368	1,033
*	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	73,756	2,891
	Dongfeng Motor Group Co., Ltd. (Automobiles)	6,506,000	10,549
*	E-House China Holdings, Ltd. - ADR (Real estate management & development)	120,653	2,296
	Geely Automobile Holdings, Ltd. (Automobiles)	6,765,000	3,574
	Golden Eagle Retail Group, Ltd. (Multiline retail)	719,000	1,435
	Hengan International Group Co., Ltd. (Personal products)	673,000	5,017
	Industrial and Commercial Bank of China (Commercial banks)	45,878,000	34,903
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,001,000	3,627
	Lonking Holdings, Ltd. (Machinery)	7,590,000	5,660
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	640,700	2,677
	Tencent Holdings, Ltd. (Internet software & services)	353,600	7,085
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	1,199,861	2,272

			188,524

	India - 9.7%
	Asian Paints, Ltd. (Chemicals)	63,367	2,877
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	189,177	10,069
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	786,707	5,351
	Dabur India, Ltd. (Personal products)	688,638	2,436
	Financial Technologies (India), Ltd. (Software)	71,919	2,508
	Hero Honda Motors, Ltd. (Automobiles)	146,012	6,321
	Housing Development Finance Corporation (Thrifts & mortgage finance)	131,076	7,927
	India Infoline, Ltd. (Capital markets)	894,226	2,270
	Infosys Technologies, Ltd. (IT services)	259,931	15,136
	Jindal Steel & Power, Ltd. (Metals & mining)	1,077,269	16,857
	Larsen & Toubro, Ltd. (Construction & engineering)	284,667	10,336
	Lupin, Ltd. (Pharmaceuticals)	82,319	2,984
	Maruti Suzuki India, Ltd. (Automobiles)	152,734	4,821
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	447,282	10,704

			100,597

	Indonesia - 4.0%
	PT Astra International Tbk (Automobiles)	2,548,000	11,707
	PT Bank Rakyat Indonesia (Commercial banks)	9,308,500	8,419
*	PT Ciputra Development Tbk (Real estate management & development)	27,192,728	2,564

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Asia - 49.6% - (continued)
	Indonesia - 4.0% - (continued)
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	14,641,000	$13,048
	PT United Tractors Tbk (Machinery)	2,776,500	5,588

			41,326

	Malaysia - 1.1%
	CIMB Group Holdings Bhd (Commercial banks)	2,626,100	11,315

	Papua New Guinea - 0.7%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,392,177	7,609

	South Korea - 7.7%
	Amorepacific Corporation (Personal products)	7,099	5,164
	Hyundai Mobis (Auto components)	95,870	12,705
	Hyundai Motor Co. (Automobiles)	244,038	24,885
	LG Household & Health Care, Ltd. (Household products)	24,187	6,467
*	NHN Corporation (Internet software & services)	34,560	5,503
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	25,420	18,379
	Shinsegae Co., Ltd. (Food & staples retailing)	10,480	4,957
	Taewoong Co., Ltd. (Machinery)	38,801	2,427

			80,487

	Taiwan - 7.4%
	Chicony Electronics Co., Ltd. (Computers & peripherals)	602,000	1,600
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	6,530,100	28,275
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,059,142	18,383
	Siliconware Precision Industries Co. (Semiconductors & semiconductor equipment)	1,840,000	2,216
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	10,437,947	20,226
	Tripod Technology Corporation (Electronic equipment, instruments & components)	767,000	2,597
	Yuanta Financial Holding Co., Ltd. (Capital markets)	6,425,000	3,855

			77,152

	Thailand - 0.9%
*	CP ALL PCL (Food & staples retailing)	8,458,000	7,193
	Minor International PCL (Hotels, restaurants & leisure)	5,447,300	1,853

			9,046

	Emerging Latin America - 24.9%
	Brazil - 15.8%
	All America Latina Logistica S.A. (Road & rail)	854,300	7,830
	Amil Participacoes S.A. (Insurance)	674,300	5,252
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	162,800	2,361
	Banco Santander Brasil S.A. - ADR (Commercial banks)	1,243,758	15,460
	BM&F BOVESPA S.A. (Diversified financial services)	852,300	5,770
*	BR Malls Participacoes S.A. (Real estate management & development)	582,800	6,882
*	BR Properties S.A. (Real estate management & development)	305,241	2,218
	Brasil Brokers Participacoes S.A. (Real estate management & development)	438,200	1,910
	Cia de Bebidas das Americas - ADR (Beverages)	184,600	16,920
	Diagnosticos da America S.A. (Health care providers & services)	940,800	8,253
*	GP Investments, Ltd. (Capital markets)	487,800	2,386
*	Hypermarcas S.A. (Personal products)	430,628	5,267

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Latin America - 24.9% - (continued)
	Brazil - 15.8% - (continued)
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	86,115	$1,450
	Localiza Rent a Car S.A. (Road & rail)	656,000	6,935
	Lojas Renner S.A. (Multiline retail)	323,300	7,417
	M Dias Branco S.A. (Food products)	107,102	2,656
	MRV Engenharia e Participacoes S.A. (Household durables)	1,094,080	7,635
	Natura Cosmeticos S.A. (Personal products)	508,500	10,322
	OdontoPrev S.A. (Health care providers & services)	21,364	742
	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	956,100	8,952
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	816,700	6,801
	Totvs S.A. (Software)	60,500	3,810
	Vale S.A. - ADR (Metals & mining)	706,383	22,739
	Weg S.A. (Machinery)	424,300	4,533

			164,501

	Chile - 1.9%
	Banco Santander Chile - ADR (Commercial banks)	119,261	8,136
	Lan Airlines S.A. (Airlines)	246,913	4,381
	S.A.C.I. Falabella (Multiline retail)	1,220,721	7,188

			19,705

	Mexico - 5.4%
	America Movil S.A.B. de C.V. (Wireless telecommunication services)	6,333,400	15,946
	Banco Compartamos S.A. de C.V. (Consumer finance)	611,300	3,447
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	214,722	746
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	480,833	1,288
	Grupo Televisa S.A. - ADR (Media)	646,876	13,597
*	Megacable Holdings S.A.B. de C.V. (Media)	650,400	1,689
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,888,300	19,923

			56,636

	Panama - 0.3%
	Copa Holdings S.A. Class “A” (Airlines)†	46,761	2,843

	Peru - 1.5%
	Credicorp, Ltd. (Commercial banks)†	171,643	15,135

	Emerging Europe, Mid-East, Africa - 17.7%
	Egypt - 0.7%
	Egyptian Financial Group-Hermes Holding (Capital markets)	282,784	1,632
	Orascom Construction Industries (Construction & engineering)	119,171	5,717

			7,349

	Israel - 3.2%
	Israel Chemicals, Ltd. (Chemicals)	901,236	12,243
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	329,984	20,816

			33,059

	Qatar - 1.3%
	Qatar National Bank S.A.Q. (Commercial banks)	373,852	13,909

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Emerging Europe, Mid-East, Africa - 17.7% - (continued)
	Russia - 5.0%
	CTC Media, Inc. (Media)†	152,536	$2,627
	Magnit OAO (Food & staples retailing)†	232,922	20,330
	Mobile Telesystems OJSC - ADR (Wireless telecommunication services)	199,287	11,060
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	510,600	17,769

			51,786

	South Africa - 4.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	579,512	6,326
	Mr Price Group, Ltd. (Specialty retail)	519,279	2,827
	Naspers, Ltd. (Media)	339,287	14,711
	Shoprite Holdings, Ltd. (Food & staples retailing)	245,276	2,439
	Standard Bank Group, Ltd. (Commercial banks)	1,112,504	17,424
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	279,734	4,544

			48,271

	Turkey - 2.3%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	116,405	6,059
	Turkiye Garanti Bankasi A.S. (Commercial banks)	3,771,341	17,679

			23,738

	United Arab Emirates - 0.5%
	First Gulf Bank PJSC (Commercial banks)	1,140,488	5,578

	Total Common Stocks - 92.2% (cost $716,778)		958,566

	Preferred Stocks
	Brazil - 4.4%
	Itau Unibanco Holding S.A. (Commercial banks)	478,054	10,484
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,643,580	32,708
	Randon Participacoes S.A. (Machinery)	289,333	2,230

			45,422

	Total Preferred Stocks - 4.4% (cost $33,616)		45,422

	Convertible Bond
	Brazil - 0.1%
	Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$1,602	1,005

	Total Convertible Bond - 0.1% (cost $831)		1,005

	Investment in Affiliate
	William Blair Ready Reserves Fund	66,215	66

	Total Investment in Affiliate - 0.0% (cost $66)		66

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.097%, due 4/1/10	$2,000	$2,000

Total Short-Term Investment - 0.2% (cost $2,000)		2,000

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $14,509, collateralized by FHLMC, 2.125%, due 6/18/13	14,509	14,509

Total Repurchase Agreement - 1.4% (cost $14,509)		14,509

Total Investments - 98.3% (cost $767,800)		1,021,568
Cash and other assets, less liabilities - 1.7%		18,147

Net assets - 100.0%		$1,039,715

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.10% of the Fund’s net assets at March 31, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.10% of the net assets at March 31, 2010.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.3%
Consumer Discretionary	15.8%
Consumer Staples	14.1%
Information Technology	13.6%
Energy	10.5%
Industrials	7.8%
Materials	6.6%
Health Care	4.3%
Telecommunication Services	4.0%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	17.9%
Hong Kong Dollar	17.6%
Brazilian Real	15.5%
Indian Rupee	10.0%
South Korean Won	8.0%
New Taiwan Dollar	7.7%
South African Rand	4.8%
Mexican Peso	4.3%
Indonesian Rupiah	4.1%
Turkish Lira	2.4%
Qatari Rial	1.4%
Israeli Shekel	1.2%
Chilean Peso	1.1%
Malaysian Ringgit	1.1%
All Other Currencies	2.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia - 53.7%
	China - 17.9%
*	Baidu, Inc. - ADR (Internet software & services)	2,782	$1,661
	Belle International Holdings, Ltd. (Specialty retail)	1,317,000	1,767
	China Dongxiang Group Co. (Textiles, apparel & luxury goods)	1,985,000	1,431
	China Life Insurance Co., Ltd. (Insurance)	313,000	1,500
	China Oilfield Services, Ltd. (Energy equipment & services)	1,270,000	1,863
	China Overseas Land & Investment, Ltd. (Real estate management & development)	414,000	933
	CNOOC, Ltd. (Oil, gas & consumable fuels)	1,719,000	2,838
*	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	15,000	588
	Dongfeng Motor Group Co., Ltd. (Automobiles)	1,062,000	1,722
	Golden Eagle Retail Group, Ltd. (Multiline retail)	500,000	998
	Hengan International Group Co., Ltd. (Personal products)	171,000	1,275
	Industrial and Commercial Bank of China (Commercial banks)	2,435,000	1,853
	Tencent Holdings, Ltd. (Internet software & services)	74,800	1,499
	Want Want China Holdings, Ltd. (Food products)	1,943,000	1,377

			21,305

	India - 14.4%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	29,875	1,590
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	252,363	1,717
	Dabur India, Ltd. (Personal products)	342,725	1,212
	HDFC Bank, Ltd. (Commercial banks)	53,170	2,293
	Infosys Technologies, Ltd. (IT services)	29,926	1,743
	Jindal Steel & Power, Ltd. (Metals & mining)	172,111	2,693
	Larsen & Toubro, Ltd. (Construction & engineering)	48,233	1,751
	Maruti Suzuki India, Ltd. (Automobiles)	47,328	1,494
	Nestle India, Ltd. (Food products)	23,627	1,408
	Tata Motors, Ltd. (Machinery)	73,399	1,240

			17,141

	Indonesia - 8.1%
	PT Astra International Tbk (Automobiles)	664,500	3,053
	PT Bank Rakyat Indonesia (Commercial banks)	3,385,000	3,062
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	659,500	588
	PT Unilever Indonesia Tbk (Household products)	659,000	881
	PT United Tractors Tbk (Machinery)	990,500	1,993

			9,577

	Malaysia - 2.1%
	CIMB Group Holdings Bhd (Commercial banks)	585,600	2,523

	South Korea - 5.5%
	Hyundai Motor Co. (Automobiles)	20,866	2,128
	LG Household & Health Care, Ltd. (Household products)	6,907	1,846
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	3,610	2,610

			6,584

	Taiwan - 4.0%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	523,000	2,264
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	141,200	2,451

			4,715

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Asia - 53.7%- (continued)
	Thailand - 1.7%
*	CP ALL PCL (Food & staples retailing)	2,335,000	$1,986

	Emerging Europe, Mid-East, Africa - 22.2%
	Israel - 5.7%
	Bezeq Israeli Telecommunication Corp., Ltd. (Diversified telecommunication services)	757,423	2,148
	Israel Chemicals, Ltd. (Chemicals)	103,804	1,410
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	51,473	3,247

			6,805

	Russia - 5.4%
	Magnit OAO (Food & staples retailing)†	19,657	1,716
	Sberbank of Russian Federation (Commercial banks)†	902,539	2,635
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	59,850	2,083

			6,434

	South Africa - 6.4%
	Naspers, Ltd. (Media)	66,900	2,901
	Shoprite Holdings, Ltd. (Food & staples retailing)	192,804	1,917
	Standard Bank Group, Ltd. (Commercial banks)	178,780	2,800

			7,618

	Turkey - 4.7%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	34,854	1,814
	Turkiye Garanti Bankasi A.S. (Commercial banks)	795,752	3,730

			5,544

	Emerging Latin America - 18.2%
	Brazil - 8.3%
	All America Latina Logistica S.A. (Road & rail)	184,300	1,689
*	Hypermarcas S.A. (Personal products)	68,700	840
	Natura Cosmeticos S.A. (Personal products)	75,400	1,531
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	92,000	766
	Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	26,359	1,173
	Vale S.A. - ADR (Metals & mining)	120,421	3,876

			9,875

	Chile - 2.2%
	Banco Santander Chile - ADR (Commercial banks)	16,538	1,128
	Lan Airlines S.A. (Airlines)	82,126	1,457

			2,585

	Mexico - 6.1%
	America Movil S.A.B. de C.V. - ADR (Wireless telecommunication services)	39,771	2,002
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	406,600	1,804
	Grupo Mexico S.A.B. de C.V. Series “B” (Metals & mining)	301,000	806
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	506,900	2,597

			7,209

	Peru - 1.6%
	Credicorp, Ltd. (Commercial banks)†	22,107	1,950

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks - (continued)
United Kingdom - 1.6%
Vedanta Resources plc (Metals & mining)	45,447	$1,913

Total Common Stocks - 95.7% (cost $86,684)		113,764

Preferred Stock
Brazil - 2.1%
Itau Unibanco Holding S.A. (Commercial banks)	114,485	2,511

Total Preferred Stock - 2.1% (cost $1,114)		2,511

Investment in Affiliate
William Blair Ready Reserves Fund	440,285	440

Total Investment in Affiliate - 0.4% (cost $440)		440

Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $857, collateralized by U.S. Treasury Bill, 0.226% due 9/9/10	$857	857

Total Repurchase Agreement - 0.7% (cost $857)		857

Total Investments - 98.9% (cost $89,095)		117,572
Cash and other assets, less liabilities - 1.1%		1,364

Net assets - 100.0%		$118,936

ADR = American Depository Receipt

GDR = Global Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Emerging Leaders Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.7%
Consumer Staples	19.3%
Consumer Discretionary	14.5%
Information Technology	10.5%
Materials	9.2%
Industrials	8.4%
Energy	6.5%
Telecommunication Services	4.1%
Health Care	2.8%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	19.0%
Hong Kong Dollar	16.4%
Indian Rupee	14.7%
Indonesian Rupiah	8.2%
South African Rand	6.5%
Brazilian Real	6.3%
South Korean Won	5.7%
Turkish Lira	4.8%
Mexican Peso	4.5%
New Taiwan Dollar	4.1%
Israeli Shekel	3.1%
Malaysian Ringgit	2.2%
Thai Baht	1.7%
British Pound Sterling	1.6%
Chilean Peso	1.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Value Discovery Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 34.2%
	American Campus Communities, Inc.	51,740	$1,431
	Astoria Financial Corporation	73,825	1,070
	BioMed Realty Trust, Inc.	54,945	909
	Boston Private Financial Holdings, Inc.	116,554	859
*	Eagle Bancorp, Inc.	62,196	737
	Education Realty Trust, Inc.	76,435	439
	First Niagara Financial Group, Inc.	53,225	757
	First Potomac Realty Trust	86,727	1,303
	FirstMerit Corporation	53,842	1,161
	Highwoods Properties, Inc.	37,905	1,203
	Iberiabank Corporation	26,105	1,567
	LaSalle Hotel Properties	32,092	748
	MarketAxess Holdings, Inc.	80,215	1,262
	MB Financial, Inc.	39,575	892
	Meadowbrook Insurance Group, Inc.	124,980	987
	Mid-America Apartment Communities, Inc.	27,765	1,438
	NewAlliance Bancshares, Inc.	62,075	783
	Old National Bancorp	103,902	1,242
	Platinum Underwriters Holdings, Ltd.†	25,985	964
*	PMA Capital Corporation Class “A”	130,625	802
*	Primerica, Inc.	4,186	63
*	ProAssurance Corporation	17,890	1,047
	Realty Income Corporation	30,815	946
*	Safeguard Scientifics, Inc.	64,260	835
	Sandy Spring Bancorp, Inc.	80,585	1,209
*	SVB Financial Group	29,830	1,392
	SWS Group, Inc.	89,105	1,027
*	Texas Capital Bancshares, Inc.	60,350	1,146
	The Hanover Insurance Group, Inc.	33,115	1,444
	Umpqua Holdings Corporation	83,658	1,109

			30,772

	Industrials - 17.4%
	Acuity Brands, Inc.	22,410	946
*	ATC Technology Corporation	16,354	281
	Belden, Inc.	42,985	1,180
	ESCO Technologies, Inc.	36,095	1,148
	G&K Services, Inc. Class “A”	49,595	1,284
*	GrafTech International, Ltd.	83,475	1,141
	Interface, Inc. Class “A”	99,245	1,149
*	Kadant, Inc.	27,205	392
	Kaydon Corporation	27,685	1,041
*	Marten Transport, Ltd.	35,685	703
*	Old Dominion Freight Line, Inc.	27,920	932
*	On Assignment, Inc.	123,725	882
	Quanex Building Products Corporation	47,855	791
	Robbins & Myers, Inc.	38,455	916
	Simpson Manufacturing Co., Inc.	35,800	994
	TAL International Group, Inc.	46,080	921
	Werner Enterprises, Inc.	42,465	984

			15,685

	Consumer Discretionary - 14.3%
*	AFC Enterprises, Inc.	89,374	959

Value Discovery Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Consumer Discretionary - (continued)
	Ameristar Casinos, Inc.	70,980	$1,293
	Callaway Golf Co.	79,810	704
*	Carter’s, Inc.	33,270	1,003
	Christopher & Banks Corporation	120,652	965
	Fred’s, Inc. Class “A”	80,635	966
*	Gaylord Entertainment Co.	45,595	1,335
*	Jack in the Box, Inc.	36,320	855
*	Jo-Ann Stores, Inc.	22,525	946
*	Kirkland’s, Inc.	42,215	887
*	Maidenform Brands, Inc.	40,185	878
	Meredith Corporation	26,875	925
*	Tempur-Pedic International, Inc.	36,805	1,110

			12,826

	Information Technology - 11.1%
	ADTRAN, Inc.	42,350	1,116
*	Atmel Corporation	237,095	1,193
*	Avid Technology, Inc.	62,886	867
	Cognex Corporation	36,575	676
*	Digital River, Inc.	21,020	637
	Earthlink, Inc.	113,585	970
*	MaxLinear, Inc. Class “A”	19,318	343
*	Parametric Technology Corporation	82,555	1,490
*	Sybase, Inc.	31,435	1,465
*	Ultra Clean Holdings	140,938	1,201

			9,958

	Materials - 6.5%
*	Intrepid Potash, Inc.	30,809	934
	Minerals Technologies, Inc.	25,620	1,328
*	PolyOne Corporation	112,545	1,153
*	RTI International Metals, Inc.	35,135	1,066
	Silgan Holdings, Inc.	14,585	878
	Texas Industries, Inc.	15,360	525

			5,884

	Energy - 5.9%
	Berry Petroleum Co. Class “A”	44,359	1,249
*	Forest Oil Corporation	39,968	1,032
*	Goodrich Petroleum Corporation	32,015	501
*	Newpark Resources, Inc.	116,865	614
	St Mary Land & Exploration Co.	30,230	1,052
*	TETRA Technologies, Inc.	67,545	825

			5,273

	Utilities - 4.4%
	Cleco Corporation	47,140	1,252
	Northwest Natural Gas Co.	28,227	1,316
	South Jersey Industries, Inc.	33,135	1,391

			3,959

	Health Care - 2.5%
*	Magellan Health Services, Inc.	21,195	921

Value Discovery Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)
	Health Care - (continued)
*	Mednax, Inc.	9,448	$550
*	Zoll Medical Corporation	28,905	762

			2,233

	Consumer Staples - 2.2%
	J&J Snack Foods Corporation	17,467	759
	Spartan Stores, Inc.	84,660	1,221

			1,980

	Total Common Stocks - 98.5% (cost $75,025)		88,570

	Convertible Preferred Stock
	Financials - 0.3%
	Umpqua Holdings Corporation Series “B”	18,410	242

	Total Convertible Preferred Stock - 0.3% (cost $204)		242

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,605	4

	Total Investment in Affiliate - 0.0% (cost $4)		4

	Repurchase Agreement
	State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $535, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	$535	535

	Total Repurchase Agreement - 0.6% (cost $535)		535

	Total Investments - 99.4% (cost $75,768)		89,351
	Cash and other assets, less liabilities - 0.6%		546

	Net assets - 100.0%		$89,897

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency - 43.6%
U.S. Treasury Inflation Indexed Notes/Bonds - 1.6%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$659	$837
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/13	590	624
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	1,074	1,160

Total U.S. Treasury Inflation Indexed Notes/Bonds		2,621

U.S. Treasury - 0.6%
U.S. Treasury Note, 4.750%, due 5/15/14	595	657
U.S. Treasury Note, 3.125%, due 5/15/19	400	381

Total U.S. Treasury Obligations		1,038

Government National Mortgage Association (GNMA) - 1.0%
GNR 2004-2 M5, 4.891%, due 7/16/34	125	130
GNR 2006-67 GB, 4.303%, due 9/16/34, VRN	1,540	1,626

Total GNMA Mortgage Obligations		1,756

Federal Home Loan Mortgage Corp. (FHLMC) - 6.6%
#G90024, 7.000%, due 1/20/13	54	57
#G30093, 7.000%, due 12/1/17	43	48
#G30255, 7.000%, due 7/1/21	93	104
#G12792, 4.500%, due 12/1/21	605	636
#D95897, 5.500%, due 3/1/23	312	332
#G30372, 5.000%, due 9/1/27	703	732
#G01728, 7.500%, due 7/1/32	337	385
#C01385, 6.500%, due 8/1/32	466	513
#A62179, 6.000%, due 6/1/37	1,110	1,210
#A63539, 6.000%, due 7/1/37	1,469	1,587
#G03170, 6.500%, due 8/1/37	2,295	2,511
#A66843, 6.500%, due 10/1/37	1,211	1,333
#A78138, 5.500%, due 6/1/38	1,650	1,772

Total FHLMC Mortgage Obligations		11,220

Federal National Mortgage Association (FNMA) - 33.8%
#535559, 7.500%, due 9/1/12	166	170
#598453, 7.000%, due 6/1/15	2	2
#689612, 5.000%, due 5/1/18	527	562
#695910, 5.000%, due 5/1/18	899	958
#747903, 4.500%, due 6/1/19	470	494
#745735, 5.000%, due 3/1/21	1,102	1,172
#253847, 6.000%, due 5/1/21	312	340
#900725, 6.000%, due 8/1/21	254	277
#255956, 5.500%, due 10/1/25	2,466	2,616
#545437, 7.000%, due 2/1/32	251	281
#545759, 6.500%, due 7/1/32	2,720	3,005
#254548, 5.500%, due 12/1/32	1,161	1,232
#684601, 6.000%, due 3/1/33	2,399	2,659
#555522, 5.000%, due 6/1/33	609	632
#190337, 5.000%, due 7/1/33	737	765
#190340, 5.000%, due 9/1/33	2,343	2,431
#254868, 5.000%, due 9/1/33	1,140	1,183
#555800, 5.500%, due 10/1/33	521	553

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency - (continued)
Federal National Mortgage Association (FNMA) - (continued)
#725027, 5.000%, due 11/1/33		$919	$953
#555880, 5.500%, due 11/1/33		609	647
#555946, 5.500%, due 11/1/33		952	1,019
#756153, 5.500%, due 11/1/33		2,597	2,756
#725231, 5.000%, due 2/1/34		945	981
#725205, 5.000%, due 3/1/34		2,010	2,086
#725220, 5.000%, due 3/1/34		877	910
#725232, 5.000%, due 3/1/34		2,845	2,952
#725238, 5.000%, due 3/1/34		1,600	1,660
#725424, 5.500%, due 4/1/34		656	696
#725611, 5.500%, due 6/1/34		587	623
#786546, 6.000%, due 7/1/34		1,105	1,210
#190353, 5.000%, due 8/1/34		481	499
#745092, 6.500%, due 7/1/35		768	849
#357944, 6.000%, due 9/1/35		141	154
#829306, 6.000%, due 9/1/35		374	400
#843487, 6.000%, due 10/1/35		329	352
#849191, 6.000%, due 1/1/36		227	246
#848782, 6.500%, due 1/1/36		1,075	1,182
#745349, 6.500%, due 2/1/36		1,532	1,670
#831540, 6.000%, due 6/1/36		270	288
#893318, 6.500%, due 8/1/36		312	342
#256859, 5.500%, due 8/1/37		1,511	1,584
#928561, 6.000%, due 8/1/37		951	1,032
#948689, 6.000%, due 8/1/37		2,841	3,026
#888967, 6.000%, due 12/1/37		1,754	1,877
#934006, 6.500%, due 9/1/38		1,920	2,122
#255075, 5.500%, due 2/1/24		562	597
#962058, 6.500%, due 3/1/38		3,538	3,937
#986856, 6.500%, due 9/1/38		1,252	1,367

Total FNMA Mortgage Obligations			57,349

Non-Agency Mortgage-Backed Obligations - 1.7%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, 7/25/18	CCC	261	225
Lehman Structured Securities Corp. - 144A, 2004-2, Tranche M2,
3.128%, 2/28/33, VRN§	CC	163	23
First Horizon Asset Securities, Inc., 2004-AR4, Tranche 3A1,
4.644%, 8/25/34, VRN	AAA	712	687
Chase Mortgage Finance Corporation, 2006-A1, Tranche 2A3,
6.000%, 9/25/36, VRN	B3	2,460	1,944

Total Non-Agency Mortgage-Backed Obligations			2,879

Consumer Asset-Backed Securities - 4.3%
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-1A, Tranche A,
9.310%, 10/20/13	A2	2,000	2,255
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-2A, Tranche A,
5.680%, 2/20/14	Aaa	1,800	1,905

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities - (continued)
Hertz Vehicle Financing LLC - 144A, 2009-2A, Tranche A1,
4.260%, 3/25/14	Aaa	$1,560	$1,606
Centre Point Funding LLC - 144A, 2010-1A, Tranche 1,
5.430%, 7/20/16	A2	1,000	1,000
First Plus Home Loan Trust, 1997-4, Tranche M1,
7.640%, 9/11/23§	C	199	189
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, 6/25/31	A	133	108
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5,
6.455%, 7/25/34	A2	463	118
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
6.135%, 5/25/35	AA+	58	57

Total Consumer Asset-Backed Securities			7,238

Corporate Obligations - 49.2%
Morgan Stanley,
6.600%, due 4/1/12	A	545	591
Wells Fargo & Co.,
4.375%, due 1/31/13	AA-	350	369
Weatherford International, Ltd.,
5.150%, due 3/15/13	BBB+	1,425	1,514
John Deere Capital Corporation,
4.500%, due 4/3/13	A	700	747
Citigroup, Inc.,
5.500%, due 4/11/13	A+	1,500	1,576
General Electric Capital Corporation,
4.800%, due 5/1/13	AA+	600	638
Kansas City Southern de Mexico S.A. de C.V.,
7.625%, due 12/1/13	BB-	1,000	1,023
CME Group, Inc.,
5.750%, due 2/15/14	AA	700	769
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	800	913
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A+	300	317
America Movil S.A.B. de C.V.,
5.500%, due 3/1/14	A2	700	756
Smith International, Inc.,
8.625%, due 3/15/14	BBB+	970	1,156
General Electric Capital Corporation,
5.900%, due 5/13/14	AA+	225	248
Bank of America Corporation,
7.375%, due 5/15/14	A+	700	787
American Express Co.,
7.250%, due 5/20/14	A+	500	567
Capital One Financial Corporation,
7.375%, due 5/23/14	A-	1,235	1,411
Hewlett-Packard Co.,
4.750%, due 6/2/14	A+	800	864

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
St. Jude Medical, Inc.,
3.750%, due 7/15/14	A	$1,000	$1,025
Macquarie Group Ltd. - 144A,
7.300%, due 8/1/14	A2	1,000	1,117
Petrohawk Energy Corporation,
10.500%, due 8/1/14	B	1,000	1,104
AT&T, Inc.,
5.100%, due 9/15/14	A	1,250	1,352
D.R. Horton, Inc.,
5.625%, due 9/15/14	BB	1,000	990
The Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	A1	545	573
Corporation Nacional del Cobre de Chile - 144A,
4.750%, due 10/15/14§	A1	1,350	1,417
Boeing Capital Corporation,
3.250%, due 10/27/14	A+	1,400	1,413
Crown Castle International Corporation,
9.000%, due 1/15/15	B1	1,000	1,083
EI du Pont de Nemours & Co.,
3.250%, due 1/15/15	A	500	503
Georgia-Pacific LLC - 144A,
7.000%, due 1/15/15	BB+	1,000	1,035
The Kroger Co.,
4.950%, due 1/15/15	BBB	1,175	1,246
Simon Property Group L.P.,
4.200%, due 2/1/15	A-	1,500	1,504
DIRECTV Holdings LLC - 144A,
3.550%, due 3/15/15	BBB-	1,600	1,574
Yum! Brands, Inc.,
4.250%, due 9/15/15	BBB-	350	358
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	750	812
Yum! Brands, Inc.,
6.250%, due 4/15/16	BBB-	700	778
Owens-Brockway Glass Container, Inc.,
7.375%, due 5/15/16	BB+	1,250	1,313
SABMiller plc - 144A,
6.500%, due 7/1/16	BBB+	700	767
Petrobras International Finance Co.,
6.125%, due 10/6/16	Baa1	1,350	1,454
EI du Pont de Nemours & Co.,
5.250%, due 12/15/16	A	500	540
Comcast Corporation,
6.500%, due 1/15/17	BBB+	350	389
Corrections Corporation of America,
7.750%, due 6/1/17	BB	1,250	1,306
ERP Operating L.P.,
5.750%, due 6/15/17	A-	1,100	1,137
JPMorgan Chase & Co.,
6.125%, due 6/27/17	A1	600	646

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
BB&T Corporation,
4.900%, due 6/30/17	A2	$665	$661
American Express Co.,
6.150%, due 8/28/17	A+	1,000	1,079
IBM Corporation,
5.700%, due 9/14/17	A+	1,250	1,385
Exelon Generation Co. LLC,
6.200%, due 10/1/17	A3	1,100	1,197
Toll Brothers Finance Corporation,
8.910%, due 10/15/17	BBB-	950	1,084
Union Pacific Corporation,
5.750%, due 11/15/17	BBB	800	857
Wells Fargo & Co.,
5.625%, due 12/11/17	AA-	1,000	1,061
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	350	389
Morgan Stanley,
6.625%, due 4/1/18	A	950	1,013
The Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A1	950	1,005
General Electric Capital Corporation,
5.625%, due 5/1/18	AA+	350	366
Philip Morris International, Inc.,
5.650%, due 5/16/18	A	1,000	1,077
BE Aerospace, Inc.,
8.500%, due 7/1/18	BB	1,000	1,068
Time Warner Cable, Inc.,
6.750%, due 7/1/18	BBB	1,000	1,117
Merrill Lynch & Co., Inc.,
6.875%, due 11/15/18	A+	1,075	1,150
Anheuser-Busch InBev Worldwide, Inc. - 144A,
7.750%, due 1/15/19	BBB+	700	833
FedEx Corporation,
8.000%, due 1/15/19	BBB	750	918
CSX Corporation,
7.375%, due 2/1/19	BBB-	800	932
Honeywell International, Inc.,
5.000%, due 2/15/19	A	925	963
Pfizer, Inc.,
6.200%, due 3/15/19	AA	1,250	1,412
BHP Billiton Finance USA, Ltd.,
6.500%, due 4/1/19	A+	1,300	1,486
Owens Corning,
9.000%, due 6/15/19	BBB-	950	1,120
Jefferies Group, Inc.,
8.500%, due 7/15/19	BBB	1,300	1,442
Discovery Communications LLC,
5.625%, due 8/15/19	Baa2	500	522
Roper Industries, Inc.,
6.250%, due 9/1/19	BBB-	1,225	1,298

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
Halliburton Co.,
6.150%, due 9/15/19	A	$1,250	$1,401
Boston Properties L.P.,
5.875%, due 10/15/19	A-	1,500	1,557
Macquarie Group Ltd. - 144A,
6.000%, due 1/14/20	A2	250	249
Ford Motor Credit Co. LLC,
8.125%, due 1/15/20	B1	1,250	1,311
Jarden Corporation,
7.500%, due 1/15/20	B	1,000	1,010
Motiva Enterprises LLC - 144A,
5.750%, due 1/15/20	A	1,500	1,570
Johnson Controls, Inc.,
5.000%, due 3/30/20	BBB	1,625	1,621
United Technologies Corporation,
4.500%, due 4/15/20	A+	1,500	1,507
Iron Mountain, Inc.,
8.000%, due 6/15/20	B+	1,250	1,281
HCA, Inc. - 144A,
7.250%, due 9/15/20	BB	1,000	1,014
Ras Laffan Liquefied Natural Gas Co., Ltd. II - 144A,
5.298%, due 9/30/20§	Aa2	400	412
Southwest Airlines Co. 2007-1 Pass Through Trust,
6.150%, due 8/1/22	A	679	701
The Kroger Co.,
8.000%, due 9/15/29	BBB	325	396
Conoco Funding Co.,
7.250%, due 10/15/31	A1	400	469
Kohl’s Corporation,
6.000%, due 1/15/33	BBB+	400	399
Pacific Gas & Electric Co.,
6.050%, due 3/1/34	A	750	772
Wisconsin Electric Power Co.,
5.700%, due 12/1/36	A1	500	495
Comcast Corporation,
6.450%, due 3/15/37	BBB+	650	662
JPMorgan Chase & Co.,
6.400%, due 5/15/38	Aa3	350	378
COX Communications, Inc. - 144A,
6.950%, due 6/1/38	Baa2	350	379
General Electric Capital Corporation,
6.875%, due 1/10/39	AA+	750	809

Total Corporate Obligations			83,510

Total Long-Term Investments - 98.8% (cost $159,806)			167,611

Bond Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $13,948, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	AAA	$13,948	$13,948

Total Repurchase Agreement - 8.2% (cost $13,948)			13,948

Total Investments - 107.0% (cost $173,754)			181,559
Liabilities, plus cash and other assets - (7.0)%			(11,844)

Net assets - 100.0%			$169,715

NRSRO = Nationally Recognized Statistical Rating Organization - The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 1.20% of the net assets at March 31, 2010.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency - 31.1%

U.S. Treasury Inflation Indexed Notes/Bonds - 1.5%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$1,612	$1,740

U.S. Treasury - 2.2%
U.S. Treasury Note, 2.250%, due 5/31/14	750	751
U.S. Treasury Note, 5.125%, due 5/15/16	1,000	1,122
U.S. Treasury Note, 3.125%, due 5/15/19	700	667

Total U.S. Treasury Obligations		2,540

Government National Mortgage Association (GNMA) - 0.3%
#780405, 9.500%, due 11/15/17	188	206
#357322, 7.000%, due 9/15/23	125	139

Total GNMA Mortgage Obligations		345

Federal Home Loan Mortgage Corp. (FHLMC) - 7.9%
#M80925, 5.000%, due 6/1/11	407	409
#E00436, 7.000%, due 6/1/11	61	63
#G10708, 6.500%, due 8/1/12	51	54
#E72924, 7.000%, due 10/1/13	335	354
#E81703, 7.000%, due 5/1/15	359	384
#E81697, 8.000%, due 5/1/15	958	1,048
#E81908, 8.500%, due 12/1/15	81	93
#J02184, 8.000%, due 4/1/16	666	719
#G90022, 8.000%, due 9/17/16	278	300
#M30028, 5.500%, due 5/1/17	67	70
#E90398, 7.000%, due 5/1/17	728	791
#E96536, 5.000%, due 3/1/18	1,066	1,139
#E97112, 4.000%, due 5/1/18	412	428
#B13459, 4.500%, due 4/1/19	328	345
#C67537, 9.500%, due 8/1/21	24	26
#D95621, 6.500%, due 7/1/22	2,198	2,411
#A45790, 7.500%, due 5/1/35	440	503

Total FHLMC Mortgage Obligations		9,137

Federal National Mortgage Association (FNMA) - 19.2%
#695512, 8.000%, due 9/1/10	12	12
#725479, 8.500%, due 10/1/10	—	—
#313816, 6.000%, due 4/1/11	28	28
#577393, 10.000%, due 6/1/11	22	22
#577395, 10.000%, due 8/1/11	82	85
#254788, 6.500%, due 4/1/13	140	146
#725315, 8.000%, due 5/1/13	138	148
#593561, 9.500%, due 8/1/14	186	204
#567027, 7.000%, due 9/1/14	691	740
#567026, 6.500%, due 10/1/14	596	645
#458124, 7.000%, due 12/15/14	96	103
#576554, 8.000%, due 1/1/16	708	778
#256106, 5.000%, due 2/1/16	1,132	1,182
#576553, 8.000%, due 2/1/16	1,191	1,334
#555747, 8.000%, due 5/1/16	125	134
#735569, 8.000%, due 10/1/16	769	843
#725410, 7.500%, due 4/1/17	483	515

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency - (continued)

Federal National Mortgage Association (FNMA) - (continued)
#643217, 6.500%, due 6/1/17		$254	$275
#679247, 7.000%, due 8/1/17		894	995
#888979, 6.000%, due 12/1/17		944	1,003
#685194, 4.500%, due 3/1/18		1,442	1,518
#689334, 5.000%, due 3/1/18		211	225
#695910, 5.000%, due 5/1/18		899	958
#740847, 6.000%, due 10/1/18		575	623
#323501, 6.500%, due 1/1/19		182	200
#255358, 5.000%, due 9/1/19		278	297
#852864, 7.000%, due 7/1/20		1,865	2,059
#458147, 10.000%, due 8/15/20		440	490
#835563, 7.000%, due 10/1/20		776	860
#735574, 8.000%, due 3/1/22		493	572
#679253, 6.000%, due 10/1/22		1,028	1,123
FNR G93-19 SH, 11.234%, due 4/25/23, VRN		11	11
#255956, 5.500%, due 10/1/25		247	262
#806458, 8.000%, due 6/1/28		441	511
#880155, 8.500%, due 7/1/29		807	940
#797846, 7.000%, due 3/1/32		1,068	1,185
#745519, 8.500%, due 5/1/32		573	667
#654674, 6.500%, due 9/1/32		242	267
#733897, 6.500%, due 12/1/32		285	311

Total FNMA Mortgage Obligations			22,271

Non-Agency Mortgage-Backed Obligations - 0.2%
Lehman Structured Securities Corp. - 144A, 2004-2, Tranche M1,
3.035%, 2/28/33, VRN§	CCC	426	173
Lehman Structured Securities Corp. - 144A, 2004-2, Tranche M2,
3.035%, 2/28/33, VRN§	CC	326	46

Total Non-Agency Mortgage-Backed Obligations			219

Consumer Asset-Backed Securities - 6.7%
Peco Energy Transition Trust, 2001-A, Tranche A1,
6.520%, 12/31/10	AAA	301	308
USAA Auto Owner Trust, 2006-2, Tranche A4,
5.370%, 2/15/12	AAA	412	412
Capital One Multi-Asset Execution Trust, 2009-A1, Tranche A1,
1.330%, 4/15/13, VRN	AAA	1,000	1,002
Citibank Credit Card Issuance Trust, 2009-A3, Tranche A3,
2.700%, 6/24/13	AAA	965	985
John Deere Owner Trust, 2009-A, Tranche A3,
2.590%, 10/15/13	AAA	500	508
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-1A, Tranche A,
9.310%, 10/20/13	A2	1,000	1,128
Mercedes-Benz Auto Receivables Trust, 2009-1, Tranche A3,
1.670%, 1/15/14	AAA	405	409
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-2A, Tranche A,
5.680%, 2/20/14	AAA	1,200	1,270

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities - (continued)
Hertz Vehicle Financing LLC - 144A, 2009-2A, Tranche A1,
4.260%, 3/25/14	AAA	$500	$515
ABFS Mortgage Loan Trust, 2002-2, Tranche A6,
5.850%, 3/15/19, VRN	AAA	—	—
First Plus Home Loan Trust, 1997-4, Tranche M1,
7.640%, 9/11/23§	C	676	642
First Plus Home Loan Trust, 1997-4, Tranche M2,
7.830%, 9/11/23§	C	143	135
First Plus Home Loan Trust, 1998-3, Tranche M2,
7.920%, 5/10/24§	A2	256	240
ABFS Mortgage Loan Trust, 2002-2, Tranche A7,
5.715%, 7/15/33	AAA	8	8
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
6.135%, 5/25/35	AA+	147	144

Total Consumer Asset-Backed Securities			7,706

Corporate Obligations - 60.4%
Pacific Gas & Electric Co.,
4.200%, due 3/1/11	A	1,250	1,287
Wisconsin Energy Corporation,
6.500%, due 4/1/11	A3	1,250	1,318
Eli Lilly & Co.,
3.550%, due 3/6/12	AA	500	522
BP Capital Markets plc,
3.125%, due 3/10/12	Aa1	1,125	1,165
BHP Billiton Finance USA, Ltd.,
5.125%, due 3/29/12	A+	1,195	1,279
Morgan Stanley,
6.600%, due 4/1/12	A	1,600	1,736
COX Communications, Inc.,
7.125%, due 10/1/12	Baa2	500	559
Wells Fargo & Co.,
4.375%, due 1/31/13	AA-	1,400	1,477
PepsiCo, Inc.,
4.650%, due 2/15/13	Aa3	540	582
John Deere Capital Corporation,
4.500%, due 4/3/13	A	1,000	1,068
Citigroup, Inc.,
5.500%, due 4/11/13	A+	1,000	1,051
General Electric Capital Corporation,
4.800%, due 5/1/13	AA+	1,500	1,594
Novartis Capital Corporation,
4.125%, due 2/10/14	Aa2	1,000	1,059
CME Group, Inc.,
5.750%, due 2/15/14	AA	1,000	1,098
PACCAR, Inc.,
6.875%, due 2/15/14	AA-	1,000	1,141
PepsiAmericas, Inc.,
4.375%, due 2/15/14	A+	500	529

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
America Movil S.A.B. de C.V.,
5.500%, due 3/1/14	A2	$1,000	$1,081
Coca-Cola Enterprises, Inc.,
7.375%, due 3/3/14	A+	900	1,052
General Electric Capital Corporation,
5.900%, due 5/13/14	AA+	225	248
Bank of America Corporation,
7.375%, due 5/15/14	A+	500	562
Hewlett-Packard Co.,
4.750%, due 6/2/14	A+	1,100	1,188
St. Jude Medical, Inc.,
3.750%, due 7/15/14	A	500	513
AT&T, Inc.,
5.100%, due 9/15/14	A	1,750	1,893
The Goldman Sachs Group, Inc.,
5.000%, due 10/1/14	A1	1,500	1,576
Corporation Nacional del Cobre de Chile - 144A,
4.750%, due 10/15/14§	A1	1,000	1,050
Boeing Capital Corporation,
3.250%, due 10/27/14	A+	1,000	1,009
EI du Pont de Nemours & Co.,
3.250%, due 1/15/15	A	1,200	1,207
Simon Property Group L.P.,
4.200%, due 2/1/15	A-	1,125	1,128
DIRECTV Holdings LLC - 144A,
3.550%, due 3/15/15	BBB-	750	738
United Technologies Corporation,
4.875%, due 5/1/15	A+	1,000	1,085
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	1,000	1,082
Yum! Brands, Inc.,
6.250%, due 4/15/16	BBB-	1,000	1,111
Petrobras International Finance Co.,
6.125%, due 10/6/16	Baa1	1,000	1,077
BHP Billiton Finance USA, Ltd.,
5.400%, due 3/29/17	A+	1,000	1,081
ERP Operating L.P.,
5.750%, due 6/15/17	A-	1,000	1,034
JPMorgan Chase & Co.,
6.125%, due 6/27/17	A1	1,750	1,884
BB&T Corporation,
4.900%, due 6/30/17	A2	1,500	1,491
Kimberly-Clark Corporation,
6.125%, due 8/1/17	A	1,000	1,127
American Express Co.,
6.150%, due 8/28/17	A+	1,500	1,619
IBM Corporation,
5.700%, due 9/14/17	A+	1,750	1,939
Exelon Generation Co. LLC,
6.200%, due 10/1/17	A3	2,000	2,177

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
Tesco plc - 144A,
5.500%, due 11/15/17	A-	$1,750	$1,875
Abbott Laboratories,
5.600%, due 11/30/17	AA	500	550
Wells Fargo & Co.,
5.625%, due 12/11/17	AA-	750	796
Kohl’s Corporation,
6.250%, due 12/15/17	BBB+	1,000	1,112
Morgan Stanley,
6.625%, due 4/1/18	A	750	800
The Goldman Sachs Group, Inc.,
6.150%, due 4/1/18	A1	750	794
Philip Morris International, Inc.,
5.650%, due 5/16/18	A	1,250	1,346
Time Warner Cable, Inc.,
6.750%, due 7/1/18	BBB	1,000	1,117
Anheuser-Busch InBev Worldwide, Inc. - 144A,
7.750%, due 1/15/19	BBB+	800	951
FedEx Corporation,
8.000%, due 1/15/19	BBB	1,000	1,224
Honeywell International, Inc.,
5.000%, due 2/15/19	A	1,225	1,276
The Procter & Gamble Co.,
4.700%, due 2/15/19	AA-	500	513
Unilever Capital Corporation,
4.800%, due 2/15/19	A+	500	515
Pfizer, Inc.,
6.200%, due 3/15/19	AA	1,000	1,129
Jefferies Group, Inc.,
8.500%, due 7/15/19	BBB	1,100	1,220
Boston Properties L.P.,
5.875%, due 10/15/19	A-	1,350	1,401
Macquarie Group Ltd. - 144A,
6.000%, due 1/14/20	A2	1,000	997
Motiva Enterprises LLC - 144A,
5.750%, due 1/15/20	A	1,000	1,047
Johnson Controls, Inc.,
5.000%, due 3/30/20	BBB	1,000	998
Ras Laffan Liquefied Natural Gas Co., Ltd. II - 144A,
5.298%, due 9/30/20§	Aa2	1,250	1,286
Southwest Airlines Co. 2007-1 Pass Through Trust,
6.150%, due 8/1/22	A	1,493	1,543

Total Corporate Obligations			69,907

Total Long-Term Investments - 98.4% (cost $107,777)			113,865

Income Fund

Portfolio of Investments, March 31, 2010 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $1,790, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	AAA	$1,790	$1,790

Total Repurchase Agreement - 1.5% (cost $1,790)			1,790

Total Investments - 99.9% (cost $109,567)			115,655
Cash and other assets, less liabilities - 0.1%			116

Net assets - 100.0%			$115,771

NRSRO = Nationally Recognized Statistical Rating Organization - The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 3.09% of the net assets at March 31, 2010.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency - 33.3%
Federal Home Loan Mortgage Corp. (FHLMC) - 11.8%
#M80856, 4.500%, due 10/1/10		$124	$126
#M80898, 4.500%, due 2/1/11		210	216
#M80953, 4.000%, due 12/1/11		369	380
#G11320, 6.000%, due 4/1/14		852	921
#G11211, 6.000%, due 7/1/16		486	525
#G11187, 5.500%, due 9/1/16		609	656
#G11337, 5.500%, due 11/1/17		2,274	2,453
#E96536, 5.000%, due 3/1/18		665	710
#E95355, 5.000%, due 4/1/18		746	797
#E01377, 4.500%, due 5/1/18		756	793
#G11618, 4.500%, due 5/1/18		3,593	3,784
#E01488, 5.000%, due 10/1/18		771	819
#E99895, 5.000%, due 10/1/18		1,597	1,705
#G11506, 5.500%, due 12/1/18		589	635
#G11567, 5.500%, due 12/1/18		642	692

Total FHLMC Mortgage Obligations			15,212

Federal National Mortgage Association (FNMA) - 21.5%
#254956, 4.000%, due 11/1/10		321	323
#255325, 4.500%, due 7/1/11		1,475	1,524
#545898, 5.500%, due 9/1/17		1,041	1,122
#545899, 5.500%, due 9/1/17		1,167	1,259
#735647, 5.000%, due 12/1/17		3,173	3,388
#681310, 4.500%, due 2/1/18		721	760
#675717, 5.000%, due 3/1/18		779	832
#656564, 5.000%, due 4/1/18		3,461	3,694
#555456, 5.500%, due 4/1/18		3,543	3,820
#929388, 4.500%, due 5/1/18		965	1,010
#656573, 5.000%, due 6/1/18		449	479
#709848, 5.000%, due 6/1/18		422	450
#711991, 5.000%, due 8/1/18		414	442
#740444, 4.500%, due 9/1/18		589	620
#743183, 5.000%, due 10/1/18		163	174
#749596, 5.000%, due 11/1/18		541	577
#725445, 4.500%, due 5/1/19		972	1,022
#995234, 5.000%, due 7/1/19		3,603	3,847
#785259, 5.000%, due 8/1/19		672	715
#745240, 4.500%, due 12/1/19		925	974
#735401, 5.500%, due 3/1/20		590	636

Total FNMA Mortgage Obligations			27,668

Consumer Asset-Backed Securities - 41.3%
BMW Vehicle Lease Trust, 2009-1, Tranche A2,
2.040%, 4/15/11	AAA	1,122	1,126
Nissan Auto Lease Trust, 2009-A, Tranche A2,
2.010%, 4/15/11	AAA	1,147	1,151
Nissan Auto Receivables Owner Trust, 2009-1,
Tranche A2, 3.920%, 4/15/11	AAA	256	258

Low Duration Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities - (continued)
Volkswagen Auto Lease Trust, 2009-A, Tranche A2,
2.870%, 7/15/11	AAA	$102	$102
Honda Auto Receivables Owner Trust, 2009-2, Tranche A2,
2.220%, 8/15/11	AAA	109	109
Nissan Auto Lease Trust, 2009-B, Tranche A2,
1.220%, 9/15/11	AAA	1,750	1,753
CNH Equipment Trust, 2009-A, Tranche A2,
4.060%, 10/17/11	AAA	1,476	1,480
FDIC Structured Sale Guaranteed Notes - 144A, A-1,
0.000%, 10/25/11	NR	1,000	984
Ford Credit Auto Owner Trust, 2009-D, Tranche A2,
1.210%, 1/15/12	AAA	2,090	2,096
Honda Auto Receivables Owner Trust, 2008-1, Tranche A3,
4.470%, 1/18/12	AAA	1,166	1,185
Honda Auto Receivables Owner Trust, 2010-1, Tranche A2,
0.620%, 2/21/12	AAA	2,375	2,376
USAA Auto Owner Trust, 2009-2, Tranche A2,
0.740%, 3/15/12	AAA	165	165
Ally Auto Receivables Trust, 2010-1, Tranche A2,
0.750%, 4/15/12	AAA	1,000	1,000
Volkswagen Auto Lease Trust, 2009-A, Tranche A3,
3.410%, 4/16/12	AAA	1,550	1,592
CNH Equipment Trust, 2008-A, Tranche A3,
4.120%, 5/15/12	AAA	918	929
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A2,
2.520%, 5/15/12	AAA	76	77
Citibank Credit Card Issuance Trust, 2007-A2, Tranche A2,
0.241%, 5/21/12, VRN	AAA	320	320
Volkswagen Auto Loan Enhanced Trust, 2010-1, Tranche A2,
0.660%, 5/21/12	AAA	2,000	2,001
USAA Auto Owner Trust, 2010-1, Tranche A2,
0.630%, 6/15/12	AAA	1,350	1,350
Ford Credit Auto Owner Trust, 2007-B, Tranche A4A,
5.240%, 7/15/12	AAA	530	557
Chase Issuance Trust, 2009-A6, Tranche A6,
1.080%, 7/16/12, VRN	AAA	1,300	1,303
CNH Equipment Trust, 2008-B, Tranche A3A,
4.780%, 7/16/12	AAA	644	655
CNH Equipment Trust, 2009-C, Tranche A2,
0.950%, 8/15/12	AAA	1,000	1,001
CNH Equipment Trust, 2010-A, Tranche A2,
0.810%, 8/15/12	AAA	1,000	1,000
MBNA Credit Card Master Note Trust, 2005-A3, Tranche A3,
4.100%, 10/15/12	AAA	500	502
Citibank Credit Card Issuance Trust, 2005-A7, Tranche A7,
4.750%, 10/22/12	AAA	200	205
MBNA Credit Card Master Note Trust, 2003-A8, Tranche A8,
0.420%, 12/17/12, VRN	AAA	1,255	1,255
MBNA Credit Card Master Note Trust, 2005-A6, Tranche A6,
4.500%, 1/15/13	AAA	150	152

Low Duration Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities - (continued)
American Express Credit Account Master Trust, 2005-5, Tranche A,
0.270%, 2/15/13, VRN	AAA	$170	$170
Bank of America Credit Card Trust, 2006-A9, Tranche A9,
0.240%, 2/15/13, VRN	AAA	1,395	1,393
CarMax Auto Owner Trust, 2009-1, Tranche A3,
4.120%, 3/15/13	AAA	421	435
Bank of America Credit Card Trust, 2008-A1, Tranche A1,
0.810%, 4/15/13, VRN	AAA	320	321
Ford Credit Auto Owner Trust, 2009-A, Tranche A3A,
3.960%, 5/15/13	AAA	600	620
Bank of America Credit Card Trust, 2007-A2, Tranche A2,
0.250%, 6/17/13, VRN	AAA	1,283	1,279
American Express Issuance Trust, 2007-2, Tranche A,
0.480%, 7/15/13, VRN	AAA	373	373
Capital One Multi-Asset Execution Trust, 2003-A5, Tranche A5,
0.520%, 7/15/13, VRN	AAA	1,000	1,001
American Express Credit Account Master Trust, 2008-1, Tranche A,
0.680%, 8/15/13, VRN	AAA	1,200	1,203
American Express Credit Account Master Trust - 144A, 2006-B, Tranche A,
0.270%, 8/15/13, VRN	AAA	1,070	1,069
American Express Issuance Trust, 2005-2, Tranche A,
0.300%, 8/15/13, VRN	AAA	730	726
Discover Card Master Trust I, 2006-1, Tranche A2,
0.280%, 8/16/13, VRN	AAA	354	353
Ford Credit Auto Owner Trust, 2009-D, Tranche A3,
2.170%, 10/15/13	AAA	1,160	1,178
John Deere Owner Trust, 2009-A, Tranche A3,
2.590%, 10/15/13	AAA	2,000	2,033
John Deere Owner Trust, 2009-B, Tranche A3,
1.570%, 10/15/13	AAA	550	553
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-1A, Tranche A,
9.310%, 10/20/13	A2	2,000	2,255
Harley-Davidson Motorcycle Trust, 2009-1, Tranche A3,
3.190%, 11/15/13	AAA	2,007	2,061
Avis Budget Rental Car Funding AESOP LLC - 144A, 2009-2A, Tranche A,
5.680%, 2/20/14	Aaa	1,000	1,058
Capital One Multi-Asset Execution Trust, 2006-A7, Tranche A7,
0.260%, 3/17/14, VRN	AAA	1,000	996
Capital One Multi-Asset Execution Trust, 2008-A6, Tranche A6,
1.330%, 3/17/14, VRN	AAA	1,610	1,623
Chase Issuance Trust, 2007-A9, Tranche A,
0.260%, 6/16/14, VRN	AAA	2,000	1,989
Citibank Credit Card Issuance Trust, 2007-A7, Tranche A7,
0.590%, 8/20/14, VRN	AAA	200	200
American Express Credit Account Master Trust, 2007-5, Tranche A,
0.260%, 12/15/14, VRN	AAA	1,000	995
Nissan Master Owner Trust Receivables - 144A, 2010-AA, Tranche A,
1.380%, 1/15/15, VRN	AAA	2,000	2,006

Low Duration Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Consumer Asset-Backed Securities - (continued)
Capital One Multi-Asset Execution Trust, 2007-A4, Tranche A4,
0.260%, 3/16/15, VRN	AAA	$620	$614

Total Consumer Asset-Backed Securities			53,188

Corporate Obligations - 17.8%
Pfizer, Inc.,
2.207%, due 3/15/11, VRN	AA	1,000	1,019
PepsiCo, Inc.,
0.281%, due 7/15/11, VRN	Aa3	1,000	1,001
Procter & Gamble International Funding SCA,
1.350%, due 8/26/11	AA-	1,000	1,007
Shell International Finance BV,
1.300%, due 9/22/11	Aa1	1,000	1,005
BP Capital Markets plc,
3.125%, due 3/10/12	Aa1	1,000	1,036
The Procter & Gamble Co.,
1.375%, due 8/1/12	AA-	1,400	1,400
General Electric Capital Corporation,
3.500%, due 8/13/12	AA+	1,000	1,033
Johnson & Johnson,
5.150%, due 8/15/12	AAA	1,900	2,071
Bank of America Corporation,
5.375%, due 9/11/12	A+	1,000	1,062
ConocoPhillips,
4.750%, due 10/15/12	A1	1,000	1,077
Citigroup, Inc.,
5.300%, due 10/17/12	A+	1,000	1,050
Wells Fargo & Co.,
5.250%, due 10/23/12	AA-	1,000	1,077
Morgan Stanley,
5.250%, due 11/2/12	A	1,000	1,066
The Walt Disney Co.,
4.700%, due 12/1/12	A	1,500	1,618
PACCAR Financial Corporation,
1.950%, due 12/17/12	AA-	1,000	998
Hewlett-Packard Co.,
4.500%, due 3/1/13	A+	1,000	1,071
American Honda Finance Corp. - 144A,
2.375%, due 3/18/13	A+	2,000	1,999
Novartis Capital Corporation,
1.900%, due 4/24/13	Aa2	1,235	1,234
American Express Co.,
4.875%, due 7/15/13	A+	1,000	1,055

Total Corporate Obligations			22,879

Total Long-Term Investments - 92.4% (cost $118,881)			118,947

Low Duration Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Repurchase Agreement
State Street Bank and Trust Company, 0.000% dated 3/31/10, due 4/1/10, repurchase price $13,113, collateralized by U.S. Treasury Bill, 0.226%, due 9/9/10	AAA	$13,113	$13,113

Total Repurchase Agreement - 10.2% (cost $13,113)			13,113

Total Investments - 102.6% (cost $131,994)			132,060
Liabilities, plus cash and other assets - (2.6)%			(3,321)

Net assets - 100.0%			$128,739

NRSRO = Nationally Recognized Statistical Rating Organization - The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government Agency Mortgage-Backed Notes - 1.7%
Federal Home Loan Mortgage Corporation (FHLMC),
3.000% - 5.000%, 4/1/10 - 9/1/10	$10,872	$10,944
Federal National Mortgage Association (FNMA),
3.500% - 5.000%, 5/1/10 - 12/1/10	9,874	9,941

Total U.S. Government Agency Mortgage-Backed Notes		20,885

U.S. Government Agency Notes - 13.7%
Federal Home Loan Bank (FHLB),
0.500% - 5.250%, 6/11/10 - 2/18/11	46,735	47,267
Federal Home Loan Mortgage Corporation (FHLMC),
2.375% - 4.750%, 4/30/10 - 2/3/11	65,003	65,821
Federal National Mortgage Association (FNMA),
1.750% - 4.500%, 5/15/10 - 3/23/11	58,396	58,845

Total U.S. Government Agency Notes		171,933

Corporate Notes - 9.5%
Brown-Forman Corporation,
0.351%, 4/1/10, VRN	5,000	5,000
Caterpillar Financial Services Corporation,
0.749%, 8/6/10, VRN	5,000	5,010
Caterpillar Financial Services Corporation,
4.300%, 6/1/10	4,000	4,027
CME Group, Inc.,
0.899%, 8/6/10, VRN	3,000	3,007
EI du Pont de Nemours & Co.,
4.125%, 4/30/10	14,209	14,244
General Electric Capital Corporation,
5.200%, 2/1/11	4,625	4,803
John Deere Capital Corporation,
5.400%, 4/7/10	10,500	10,508
JPMorgan Chase & Co.,
2.625%, 12/1/10	15,310	15,534
Morgan Stanley,
2.900%, 12/1/10	14,000	14,230
Oracle Corporation,
0.310%, 5/14/10, VRN	9,795	9,797
Regions Bank,
2.750%, 12/10/10	3,000	3,049
Wal-Mart Stores, Inc.,
4.125% - 4.750%, 7/1/10 - 2/15/11	26,500	26,984
Wells Fargo & Co.,
4.875%, 1/12/11	3,000	3,101

Total Corporate Notes		119,294

Foreign Government Notes - 1.6%
Canadian Wheat Board,
0.090% - 0.100%, 4/5/10 - 4/16/10	20,000	20,000

Total Foreign Government Notes		20,000

Commercial Paper - 52.2%
Abbott Laboratories,
0.090% - 0.170%, 4/5/10 - 5/10/10	24,000	23,997

Ready Reserves Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper - (continued)
American Honda Finance Corporation,
0.140% - 0.200%, 4/5/10 - 5/12/10	$43,050	$43,045
AT&T, Inc.,
0.120%, 4/5/10	5,000	5,000
Brown-Forman Corporation,
0.200% - 0.230%, 6/7/10 - 6/16/10	12,000	11,995
Caterpillar Financial Services Corporation,
0.120% - 0.150%, 4/5/10 - 4/13/10	10,000	10,000
Chevron Funding Corporation,
0.070% - 0.150%, 4/5/10 - 4/29/10	30,000	29,997
CME Group, Inc.,
0.160% - 0.170%, 4/12/10 - 5/10/10	19,000	18,999
Coca-Cola Co.,
0.110% - 0.180%, 4/6/10 - 5/18/10	39,000	38,996
ConocoPhillips Qatar Funding, Ltd.,
0.130% - 0.190%, 4/6/10 - 5/20/10	36,000	35,995
Dover Corporation,
0.180%, 5/17/10	9,417	9,415
General Electric Capital Corporation,
0.130% - 0.190%, 4/2/10 - 5/28/10	40,000	39,994
Hewlett Packard Co.,
0.100% - 0.160%, 4/6/10 - 4/29/10	30,000	29,996
IBM Corporation,
0.100% - 0.150%, 4/1/10 - 4/16/10	37,000	37,000
John Deere Credit, Inc.,
0.130% - 0.190%, 4/6/10 - 4/15/10	18,500	18,500
John Deere, Ltd.,
0.150%, 4/1/10	7,000	7,000
Johnson & Johnson,
0.150%, 5/3/10	7,000	6,999
Merck & Co., Inc.,
0.120% - 0.180%, 4/13/10 - 5/24/10	43,400	43,397
Microsoft Corporation,
0.100% - 0.200%, 4/6/10 - 7/21/10	40,800	40,793
Nestle Capital Corporation,
0.110% - 0.200%, 4/2/10 - 6/14/10	42,000	41,996
PACCAR Financial Corporation,
0.110% - 0.170%, 4/1/10 - 4/22/10	38,000	37,999
Private Export Funding,
0.140% - 0.190%, 4/9/10 - 5/10/10	37,000	36,996
Procter & Gamble International Funding,
0.110% - 0.160%, 4/5/10 - 4/26/10	44,000	43,998
Roche Holding, Inc.,
0.120% - 0.170%, 4/7/10 - 4/29/10	44,000	43,999

Total Commercial Paper		656,106

Asset-Backed Commercial Paper - 6.8%
Chariot Funding, L.L.C.,
0.150% - 0.230%, 4/7/10 - 5/20/10	37,600	37,597
Govco L.L.C,
0.160% - 0.210%, 4/1/10 - 4/23/10	41,000	40,997

Ready Reserves Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Asset-Backed Commercial Paper - (continued)
Wal-Mart Funding Corporation,
0.180%, 4/12/10	$7,000	$7,000

Total Asset-Backed Commercial Paper		85,594

Repurchase Agreements - 14.3%
Bank of America, 0.020% dated 3/31/10, due 4/1/10, repurchase price $61,000 collateralized by FNMA, 0.500%, due 3/1/40	61,000	61,000
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $32,438, collateralized by FHLMC, 2.125%, due 6/18/13	32,438	32,438
Goldman Sachs, 0.020% dated 3/31/10, due 4/1/10, repurchase price $61,000, collateralized by FDIC guaranteed securities, 2.000%-3.150%, 12/9/11-3/30/2012	61,000	61,000
JPMorgan & Co., 0.010% dated 3/31/10, due 4/1/10, repurchase price $25,000, collateralized by GNMA, 1.625%, due 6/16/42	25,000	25,000

Total Repurchase Agreements		179,438

Total Investments - 99.8% (cost $1,253,250)		1,253,250
Cash and other assets, less liabilities - 0.2%		2,440

Net assets - 100.0%		$1,255,690

Portfolio Weighted Average Maturity		48 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 23.4%
	Belgium - 0.6%
	Colruyt S.A. (Food & staples retailing)	34,092	$8,391

	Denmark - 1.0%
	Coloplast A/S (Health care equipment & supplies)	47,034	5,176
	Novozymes A/S (Chemicals)	66,587	7,366
	SimCorp A/S (Software)	13,817	2,557

			15,099

	Finland - 0.7%
	Kone Oyj (Machinery)	163,934	6,776
	Nokian Renkaat Oyj (Auto components)	158,330	4,111

			10,887

	France - 5.6%
*	Air Liquide S.A. (Chemicals)	175,478	21,079
	Alstom S.A. (Electrical equipment)	192,189	11,966
	bioMerieux (Health care equipment & supplies)	42,636	4,893
	Cie Generale des Etablissements Michelin (Auto components)	103,427	7,617
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	126,537	6,055
	Essilor International S.A. (Health care equipment & supplies)	191,979	12,260
	Hermes International (Textiles, apparel & luxury goods)	50,343	6,994
	Orpea (Health care providers & services)	24,039	1,002
	Schneider Electric S.A. (Electrical equipment)	85,276	9,963

			81,829

	Germany - 3.2%
	BASF SE (Chemicals)	296,308	18,341
	Daimler AG (Automobiles)	230,080	10,814
	Fielmann AG (Specialty retail)	13,212	1,064
	Lanxess AG (Chemicals)	86,657	3,991
	MAN SE (Machinery)	117,166	9,800
	Wincor Nixdorf AG (Computers & peripherals)	30,402	2,059

			46,069

	Ireland - 0.3%
	Paddy Power plc (Hotels, restaurants & leisure)	117,546	4,177

	Italy - 0.5%
	Ansaldo STS SpA (Transportation infrastructure)	217,351	4,445
	DiaSorin SpA (Health care equipment & supplies)	86,714	3,262

			7,707

	Netherlands - 0.2%
	BinckBank N.V. (Capital markets)	133,506	2,358

	Norway - 0.9%
*	Norwegian Air Shuttle ASA (Airlines)	33,833	827
	Statoil ASA (Oil, gas & consumable fuels)	534,700	12,442

			13,269

	Portugal - 0.7%
	Jeronimo Martins SGPS S.A. (Food & staples retailing)	935,733	9,476

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Europe - 23.4% - (continued)
	Spain - 2.6%
	Banco Santander S.A. (Commercial banks)	1,034,462	$13,721
	Inditex S.A. (Specialty retail)	76,488	5,045
	Tecnicas Reunidas S.A. (Energy equipment & services)	99,093	6,226
	Telefonica S.A. (Diversified telecommunication services)	545,068	12,915

			37,907

	Sweden - 0.2%
	Elekta AB (Health care equipment & supplies)	106,420	2,972

	Switzerland - 6.9%
*	ABB, Ltd. (Electrical equipment)	288,742	6,312
*	Actelion, Ltd. (Biotechnology)	120,049	5,458
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	288,184	11,174
	Geberit AG (Building products)	27,479	4,916
*	Kuehne + Nagel International AG (Marine)	60,025	6,065
	Novartis AG (Pharmaceuticals)	325,164	17,589
*	Orascom Development Holding AG (Hotels, restaurants & leisure)	26,733	1,998
	Partners Group Holding AG (Capital markets)	67,093	9,507
	Roche Holding AG (Pharmaceuticals)	30,280	5,049
	SGS S.A. (Professional services)	7,660	10,573
	Sika AG (Chemicals)	3,071	5,187
	Sonova Holding AG (Health care equipment & supplies)	60,275	7,481
	Syngenta AG (Chemicals)	20,382	5,660
*	Temenos Group AG (Software)	105,171	3,095

			100,064

	United Kingdom - 21.0%
	Abcam plc (Biotechnology)	68,420	1,307
	Admiral Group plc (Insurance)	437,913	8,779
	Aggreko plc (Commercial services & supplies)	369,206	6,671
	AMEC plc (Energy equipment & services)	465,954	5,650
	Amlin plc (Insurance)	932,439	5,491
	Antofagasta plc (Metals & mining)	853,240	13,473
*	ASOS plc (Internet & catalog retail)	349,945	2,749
*	Autonomy Corporation plc (Software)	278,433	7,695
	Aveva Group plc (Software)	163,408	2,944
	Babcock International Group plc (Commercial services & supplies)	217,370	1,987
	Bellway plc (Household durables)	255,665	2,989
	BG Group plc (Oil, gas & consumable fuels)	777,797	13,470
	BHP Billiton plc (Metals & mining)	552,929	18,898
*	Blinkx plc (Internet software & services)	2,297,454	453
	BlueBay Asset Management plc (Capital markets)	632,156	3,461
	British Sky Broadcasting Group plc (Media)	1,459,814	13,337
	Britvic plc (Beverages)	551,335	3,876
*	Cairn Energy plc (Oil, gas & consumable fuels)	933,071	5,908
	Chemring Group plc (Aerospace & defense)	116,605	5,864
*	Climate Exchange plc (Diversified financial services)	147,932	1,122
*	Dana Petroleum plc (Oil, gas & consumable fuels)	184,079	3,359
	Domino’s Pizza UK & IRL plc (Hotels, restaurants & leisure)	397,439	2,038
	Experian plc (Professional services)	765,161	7,524
*	Heritage Oil plc (Oil, gas & consumable fuels)	591,125	5,030
	Inmarsat plc (Diversified telecommunication services)	435,331	4,992

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 21.0% - (continued)
	Johnson Matthey plc (Chemicals)	215,966	$5,733
	Michael Page International plc (Professional services)	765,179	4,644
	Micro Focus International plc (Software)	259,345	1,974
	Mothercare plc (Multiline retail)	231,229	2,107
	Next plc (Multiline retail)	433,839	14,252
	Petrofac, Ltd. (Energy equipment & services)	458,890	8,369
	Reckitt Benckiser Group plc (Household products)	265,991	14,615
	Rightmove plc (Media)	220,224	2,256
*	Rolls-Royce Group plc (Aerospace & defense)	1,768,191	16,009
	Rotork plc (Electronic equipment, instruments & components)	431,546	9,195
	RPS Group plc (Commercial services & supplies)	1,190,960	3,702
	Serco Group plc (Commercial services & supplies)	771,239	7,037
	Smith & Nephew plc (Health care equipment & supplies)	662,770	6,618
	Standard Chartered plc (Commercial banks)	803,058	21,889
*	Telecity Group plc (Internet software & services)	240,929	1,548
*	The Berkeley Group Holdings plc (Household durables)	253,024	3,127
	The Capita Group plc (Professional services)	637,657	7,322
	The Weir Group plc (Machinery)	357,014	5,062
	Ultra Electronics Holdings plc (Aerospace & defense)	180,123	4,109
	Vedanta Resources plc (Metals & mining)	251,843	10,604
	Victrex plc (Chemicals)	214,804	2,869
	VT Group plc (Commercial services & supplies)	177,811	2,023

			304,131

	Emerging Asia - 15.7%
	China - 3.9%
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical equipment)	2,013,000	4,443
*	China Zhongwang Holdings, Ltd. (Metals & mining)	6,174,400	5,413
	CNOOC, Ltd. (Oil, gas & consumable fuels)	9,288,000	15,334
	Dongfeng Motor Group Co., Ltd. (Automobiles)	7,018,000	11,379
	Hengan International Group Co., Ltd. (Personal products)	627,000	4,674
	Industrial and Commercial Bank of China (Commercial banks)	14,043,000	10,684
	Minth Group, Ltd. (Auto components)	1,572,000	2,631
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health care equipment & supplies)	632,000	2,641

			57,199

	India - 4.3%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	186,234	9,913
	Hero Honda Motors, Ltd. (Automobiles)	201,040	8,703
	Housing Development Finance Corporation (Thrifts & mortgage finance)	117,997	7,136
	India Infoline, Ltd. (Capital markets)	481,348	1,222
	Infosys Technologies, Ltd. (IT services)	199,302	11,606
	Jindal Steel & Power, Ltd. (Metals & mining)	547,080	8,561
	Lupin, Ltd. (Pharmaceuticals)	88,009	3,190
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	469,363	11,232

			61,563

	Indonesia - 2.8%
	PT Astra International Tbk (Automobiles)	2,773,500	12,743
	PT Bank Rakyat Indonesia (Commercial banks)	12,220,000	11,053
	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Food products)	3,509,500	3,770
	PT Telekomunikasi Indonesia Tbk (Diversified telecommunication services)	6,276,000	5,593

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Asia - 15.7% - (continued)
	Indonesia - 2.8% - (continued)
	PT United Tractors Tbk (Machinery)	3,785,000	$7,617

			40,776

	Malaysia - 0.5%
	IOI Corporation Bhd (Food products)	2,566,813	4,238
	Kuala Lumpur Kepong Bhd (Food products)	602,700	3,082

			7,320

	Papua New Guinea - 0.3%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	672,070	3,673

	South Korea - 1.9%
	Hyundai Mobis (Auto components)	35,014	4,640
	Hyundai Motor Co. (Automobiles)	137,247	13,996
	LG Household & Health Care, Ltd. (Household products)	35,134	9,393

			28,029

	Taiwan - 1.8%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	330,000	5,728
	Siliconware Precision Industries Co. (Semiconductors & semiconductor equipment)	3,975,000	4,787
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	7,229,000	14,008
	Tripod Technology Corporation (Electronic equipment, instruments & components)	431,000	1,459

			25,982

	Thailand - 0.2%
*	CP ALL PCL (Food & staples retailing)	3,817,700	3,247

	Japan - 11.7%
	Canon, Inc. (Office electronics)	434,200	20,084
	Daikin Industries, Ltd. (Building products)	105,700	4,332
	Exedy Corporation (Auto components)	37,300	913
	F.C.C. Co., Ltd. (Auto components)	68,252	1,356
	Fanuc, Ltd. (Machinery)	146,600	15,581
	Fast Retailing Co., Ltd. (Specialty retail)	51,000	8,870
	Gree, Inc. (Internet software & services)	47,800	2,919
	Hoya Corporation (Electronic equipment, instruments & components)	334,500	9,210
	K’s Holdings Corporation (Specialty retail)	146,880	3,606
	kabu.com Securities Co., Ltd. (Capital markets)	399,400	2,156
	Kakaku.com, Inc. (Internet software & services)	545	1,977
	Keyence Corporation (Electronic equipment, instruments & components)	44,100	10,559
	Komatsu, Ltd. (Machinery)	399,500	8,393
	Makita Corporation (Household durables)	161,900	5,344
	Miraca Holdings, Inc. (Health care providers & services)	93,900	2,867
	MISUMI Group, Inc. (Trading companies & distributors)	177,900	3,657
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	440,000	6,211
	Nitori Co., Ltd. (Specialty retail)	60,080	4,562
	Osaka Securities Exchange Co., Ltd. (Diversified financial services)	350	1,832
	Park24 Co., Ltd. (Commercial services & supplies)	275,100	2,815
	Point, Inc. (Specialty retail)	57,560	3,452
	Softbank Corporation (Wireless telecommunication services)	740,900	18,282
	Start Today Co., Ltd. (Internet & catalog retail)	1,236	2,246

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Japan - 11.7% - (continued)
	Terumo Corporation (Health care equipment & supplies)	148,200	$7,901
	Unicharm Petcare Corporation (Food products)	55,100	1,749
	USS Co., Ltd. (Specialty retail)	50,170	3,413
	Yahoo! Japan Corporation (Internet software & services)	42,848	15,629

			169,916

	Emerging Latin America - 6.8%
	Brazil - 4.4%
	BM&F BOVESPA S.A. (Diversified financial services)	790,000	5,348
*	BR Properties S.A. (Real estate management & development)	342,578	2,489
	Cyrela Brazil Realty S.A. (Household durables)	363,500	4,305
	Diagnosticos da America S.A. (Health care providers & services)	294,800	2,586
*	GP Investments, Ltd. (Capital markets)	720,500	3,525
*	Hypermarcas S.A. (Personal products)	485,516	5,938
	Localiza Rent a Car S.A. (Road & rail)	430,500	4,551
	Lojas Renner S.A. (Multiline retail)	186,200	4,272
	M Dias Branco S.A. (Food products)	349	9
	MRV Engenharia e Participacoes S.A. (Household durables)	346,579	2,418
	Natura Cosmeticos S.A. (Personal products)	473,600	9,614
	OGX Petroleo e Gas Participacoes S.A. (Oil, gas & consumable fuels)	513,600	4,808
	PDG Realty S.A. Empreendimentos e Participacoes (Household durables)	296,000	2,465
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	477,004	10,649
	SLC Agricola S.A. (Food products)	199,200	1,629

			64,606

	Chile - 0.8%
	Banco Santander Chile - ADR (Commercial banks)	75,756	5,168
	Lan Airlines S.A. (Airlines)	327,007	5,802

			10,970

	Mexico - 0.9%
	Banco Compartamos S.A. de C.V. (Consumer finance)	570,700	3,218
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	414,231	1,439
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,549,900	7,941

			12,598

	Panama - 0.2%
	Copa Holdings S.A. Class “A” (Airlines)†	56,981	3,465

	Peru - 0.5%
	Credicorp, Ltd. (Commercial banks)†	79,679	7,026

	Emerging Europe, Mid-East, Africa - 6.6%
	Egypt - 0.2%
	Egyptian Financial Group-Hermes Holding (Capital markets)	441,048	2,546

	Israel - 2.1%
	Bezeq Israeli Telecommunication Corp., Ltd. (Diversified telecommunication services)	2,156,665	6,117
	Israel Chemicals, Ltd. (Chemicals)	805,694	10,945
	Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	210,572	13,283

			30,345

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	Emerging Europe, Mid-East, Africa - 6.6% - (continued)
	South Africa - 3.1%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	663,445	$7,242
	Naspers, Ltd. (Media)	408,500	17,712
	Shoprite Holdings, Ltd. (Food & staples retailing)	517,673	5,148
	Standard Bank Group, Ltd. (Commercial banks)	682,231	10,685
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & engineering)	270,176	4,389

			45,176

	Turkey - 1.0%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	142,988	7,443
	Turkiye Garanti Bankasi A.S. (Commercial banks)	1,624,950	7,617

			15,060

	United Arab Emirates - 0.2%
	First Gulf Bank PJSC (Commercial banks)	568,122	2,779

	Canada - 6.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	493,313	12,540
	Canadian Western Bank (Commercial banks)	126,103	3,005
*	Consolidated Thompson Iron Mines, Ltd. (Metals & mining)	387,892	3,651
	Crescent Point Energy Corporation (Oil, gas & consumable fuels)	261,074	10,017
	First Quantum Minerals, Ltd. (Metals & mining)	138,252	11,376
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	111,400	2,931
	Niko Resources, Ltd. (Oil, gas & consumable fuels)	93,026	9,922
*	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	457,659	8,890
	PetroBakken Energy, Ltd. Class “A” (Oil, gas & consumable fuels)	253,806	6,627
*	Petrominerales, Ltd. (Oil, gas & consumable fuels)	86,507	2,838
	Royal Bank of Canada (Commercial banks)	249,240	14,587
	Tim Hortons, Inc. (Hotels, restaurants & leisure)	282,511	9,196

			95,580

	Asia - 5.9%
	Australia - 2.5%
	BHP Billiton, Ltd. (Metals & mining)	279,819	11,224
	JB Hi-Fi, Ltd. (Specialty retail)	216,239	4,025
	Macquarie Group, Ltd. (Capital markets)	211,842	9,161
	Seek, Ltd. (Professional services)	236,322	1,738
	WorleyParsons, Ltd. (Energy equipment & services)	456,175	10,646

			36,794

	Hong Kong - 2.4%
	ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	337,500	3,191
	Li & Fung, Ltd. (Distributors)	3,804,000	18,708
	Noble Group, Ltd. (Trading companies & distributors)	6,046,560	13,202

			35,101

	Singapore - 1.0%
*	CapitaMalls Asia, Ltd. (Real estate management & development)	2,193,000	3,543
	Olam International, Ltd. (Food & staples retailing)	2,196,400	4,059

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks - (continued)
Asia - 5.9% - (continued)
Singapore - 1.0% - (continued)
Wilmar International, Ltd. (Food products)	1,382,000	$6,605

		14,207

Total Common Stocks - 97.7% (cost $1,150,451)		1,418,294

Convertible Bond
Brazil - 0.0%
Lupatech S.A., 6.500%, due 4/15/18 (Machinery)**§	$941	590

Total Convertible Bond - 0.0% (cost $488)		590

Investment in Affiliate
William Blair Ready Reserves Fund	4,535,566	4,536

Total Investment in Affiliate - 0.3% (cost $4,536)		4,536

Short-Term Investment
American Express Credit Corporation Demand Note, VRN, 0.097%, due 4/1/10	$1,000	1,000

Total Short-Term Investment - 0.1% (cost $1,000)		1,000

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $24,211, collateralized by FHLMC, 2.125%, due 6/18/13	24,211	24,211

Total Repurchase Agreement - 1.7% (cost $24,211)		24,211

Total Investments - 99.8% (cost $1,180,686)		1,448,631
Cash and other assets, less liabilities - 0.2%		2,255

Net assets - 100.0%		$1,450,886

ADR = American Depository Receipt

VRN = Variable Rate Note

*	Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.04% of the Fund’s net assets at March 31, 2010.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.04% of the net assets at March 31, 2010.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	17.6%
Industrials	16.5%
Financials	13.6%
Materials	11.6%
Energy	10.9%
Information Technology	9.8%
Consumer Staples	8.1%
Health Care	8.1%
Telecommunication Services	3.4%
Utilities	0.4%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	21.4%
Euro	14.7%
Japanese Yen	12.0%
Swiss Franc	7.1%
Canadian Dollar	5.9%
Hong Kong Dollar	5.6%
Brazilian Real	4.6%
Indian Rupee	4.3%
South African Rand	3.2%
U.S. Dollar	2.9%
Indonesian Rupiah	2.9%
Australian Dollar	2.8%
South Korean Won	2.0%
Singapore Dollar	1.9%
New Taiwan Dollar	1.8%
Israeli Shekel	1.2%
Danish Krone	1.1%
Turkish Lira	1.1%
All Other Currencies	3.5%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe - 30.4%
	Denmark - 1.6%
	Novo Nordisk A/S (Pharmaceuticals)	71,307	$5,505

	Finland - 1.0%
	Kone Oyj (Machinery)	90,070	3,723

	France - 6.6%
	Alstom S.A. (Electrical equipment)	72,196	4,495
	AXA S.A. (Insurance)	130,419	2,893
	Cie Generale des Etablissements Michelin (Auto components)	40,877	3,011
	Iliad S.A. (Diversified telecommunication services)	30,108	3,101
	Schneider Electric S.A. (Electrical equipment)	41,544	4,854
	Vinci S.A. (Construction & engineering)	83,770	4,931

			23,285

	Germany - 3.8%
	MAN SE (Machinery)	56,591	4,733
*	QIAGEN N.V. (Life sciences tools & services)	162,506	3,745
*	SAP AG (Software)	99,658	4,825

			13,303

	Ireland - 1.2%
*	Ryanair Holdings plc - ADR (Airlines)	157,398	4,276

	Italy - 1.9%
*	Saipem SpA (Energy equipment & services)	169,255	6,547

	Spain - 4.2%
	Banco Santander S.A. (Commercial banks)	256,704	3,405
	Inditex S.A. (Specialty retail)	86,170	5,683
	Telefonica S.A. (Diversified telecommunication services)	232,528	5,510

			14,598

	Switzerland - 10.1%
*	ABB, Ltd. (Electrical equipment)	217,070	4,745
*	Actelion, Ltd. (Biotechnology)	60,382	2,745
	Credit Suisse Group AG (Capital markets)	138,761	7,142
	Julius Baer Group, Ltd. (Capital markets)	54,213	1,962
	Nestle S.A. (Food products)	103,739	5,316
	Roche Holding AG (Pharmaceuticals)	36,226	5,884
	Sonova Holding AG (Health care equipment & supplies)	18,626	2,312
	Zurich Financial Services AG (Insurance)	20,847	5,347

			35,453

	United Kingdom - 19.5%
	AMEC plc (Energy equipment & services)	196,180	2,379
	Amlin plc (Insurance)	290,149	1,708
*	Autonomy Corporation plc (Software)	142,492	3,938
	Barclays plc (Commercial banks)	772,212	4,205
	BG Group plc (Oil, gas & consumable fuels)	309,287	5,356
	British Sky Broadcasting Group plc (Media)	671,678	6,136
	Compass Group plc (Hotels, restaurants & leisure)	363,863	2,905
	Experian plc (Professional services)	282,011	2,773

Institutional International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks - (continued)
	United Kingdom - 19.5% - (continued)
	HSBC Holdings plc (Commercial banks)	296,474	$3,012
	Johnson Matthey plc (Chemicals)	77,598	2,060
	Petrofac, Ltd. (Energy equipment & services)	175,581	3,202
	Reckitt Benckiser Group plc (Household products)	129,779	7,131
*	Rolls-Royce Group plc (Aerospace & defense)	703,287	6,367
	Rotork plc (Electronic equipment, instruments & components)	94,187	2,007
	Standard Chartered plc (Commercial banks)	148,767	4,055
	The Capita Group plc (Professional services)	259,761	2,983
	Tullow Oil plc (Oil, gas & consumable fuels)	196,026	3,720
	Vedanta Resources plc (Metals & mining)	102,051	4,297

			68,234

	Japan - 13.7%
	Daikin Industries, Ltd. (Building products)	107,500	4,405
	Fanuc, Ltd. (Machinery)	34,400	3,656
	Fast Retailing Co., Ltd. (Specialty retail)	14,500	2,522
	Honda Motor Co., Ltd. (Automobiles)	166,200	5,858
	Hoya Corporation (Electronic equipment, instruments & components)	135,400	3,728
	Keyence Corporation (Electronic equipment, instruments & components)	17,700	4,238
	Komatsu, Ltd. (Machinery)	132,800	2,790
	Makita Corporation (Household durables)	49,900	1,647
	Mitsubishi Corporation (Trading companies & distributors)	213,400	5,604
	Mitsui & Co., Ltd. (Trading companies & distributors)	211,893	3,568
	Nippon Electric Glass Co., Ltd. (Electronic equipment, instruments & components)	202,000	2,851
	Softbank Corporation (Wireless telecommunication services)	97,000	2,394
	Terumo Corporation (Health care equipment & supplies)	46,300	2,469
	Yahoo! Japan Corporation (Internet software & services)	6,140	2,240

			47,970

	Emerging Asia - 12.2%
	China - 4.0%
	China Life Insurance Co., Ltd. (Insurance)	861,000	4,126
	China Overseas Land & Investment, Ltd. (Real estate management & development)	1,596,000	3,597
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,471,000	4,080
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	603,500	2,187

			13,990

	India - 3.9%
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	79,489	4,231
*	Cairn India, Ltd. (Oil, gas & consumable fuels)	427,144	2,905
	HDFC Bank, Ltd. - ADR (Commercial banks)	16,938	2,361
	Infosys Technologies, Ltd. (IT services)	73,725	4,293

			13,790

	Indonesia - 1.0%
	PT Bank Rakyat Indonesia (Commercial banks)	3,816,000	3,451

	South Korea - 1.6%
	Hyundai Motor Co. (Automobiles)	56,172	5,728

	Taiwan - 1.7%
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment, instruments & components)	518,000	2,243

Institutional International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks - (continued)
Emerging Asia - 12.2% - (continued)
Taiwan - 1.7% - (continued)
MediaTek, Inc. (Semiconductors & semiconductor equipment)	207,462	$3,601

		5,844

Canada - 6.5%
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	156,739	3,984
Canadian National Railway Co. (Road & rail)†	104,710	6,344
Goldcorp, Inc. (Metals & mining)†	98,220	3,656
Royal Bank of Canada (Commercial banks)	96,582	5,652
Tim Hortons, Inc. (Hotels, restaurants & leisure)	99,898	3,252

		22,888

Asia - 5.2%
Australia - 1.9%
BHP Billiton, Ltd. - ADR (Metals & mining)	47,912	3,848
WorleyParsons, Ltd. (Energy equipment & services)	115,625	2,699

		6,547

Hong Kong - 2.6%
ASM Pacific Technology, Ltd. (Semiconductors & semiconductor equipment)	133,500	1,263
Li & Fung, Ltd. (Distributors)	912,000	4,485
Noble Group, Ltd. (Trading companies & distributors)	1,533,000	3,347

		9,095

Singapore - 0.7%
CapitaLand, Ltd. (Real estate management & development)	916,000	2,593

Emerging Europe, Mid-East, Africa - 4.7%
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd. - ADR (Pharmaceuticals)	144,175	9,095

South Africa - 1.1%
Naspers, Ltd. (Media)	92,900	4,028

Turkey - 1.0%
Turkiye Garanti Bankasi A.S. (Commercial banks)	710,828	3,332

Emerging Latin America - 4.2%
Brazil - 3.2%
BM&F BOVESPA S.A. (Diversified financial services)	584,671	3,958
Petroleo Brasileiro S.A. - ADR (Oil, gas & consumable fuels)	31,342	1,394
Vale S.A. - ADR (Metals & mining)	69,139	2,226
Weg S.A. (Machinery)	322,300	3,444

		11,022

Mexico - 1.0%
Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	686,000	3,515

Total Common Stocks - 96.4% (cost $258,779)		337,812

Institutional International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil - 1.1%
Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	207,079	$4,121

Total Preferred Stock - 1.1% (cost $2,086)		4,121

Investment in Affiliate
William Blair Ready Reserves Fund	952,700	953

Total Investment in Affiliate - 0.3% (cost $953)		953

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/10, due 4/1/10, repurchase price $6,956, collateralized by FHLB, 2.300%, due 9/5/13	$6,956	6,956

Total Repurchase Agreement - 2.0% (cost $6,956)		6,956

Total Investments - 99.8% (cost $268,774)		349,842
Cash and other assets, less liabilities - 0.2%		632

Net assets - 100.0%		$350,474

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2010 (all dollar amounts in thousands) (unaudited)

At March 31, 2010, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	23.8%
Financials	19.5%
Consumer Discretionary	13.9%
Energy	10.6%
Information Technology	10.3%
Health Care	9.3%
Materials	4.7%
Consumer Staples	4.7%
Telecommunication Services	3.2%

Total	100.0%

At March 31, 2010, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	19.1%
Euro	18.0%
Japanese Yen	14.0%
U.S. Dollar	10.9%
Swiss Franc	10.4%
Hong Kong Dollar	6.6%
Brazilian Real	3.4%
Indian Rupee	3.3%
Canadian Dollar	2.6%
Singapore Dollar	1.7%
New Taiwan Dollar	1.7%
South Korean Won	1.7%
Danish Krone	1.6%
South African Rand	1.2%
Mexican Peso	1.0%
Indonesian Rupiah	1.0%
All Other Currencies	1.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following eighteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Value Discovery	Institutional International Growth
Global Equity Portfolio	Institutional International Equity
Global Growth	Fixed-Income Portfolios
Bond
Income
Low Duration
Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Longterm, fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Portfolio are valued at amortized cost, which approximates market value.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Portfolio enters into repurchase agreements. A Portfolio may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Forward Foreign Currency Contracts

The Global Growth, International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Emerging Leaders Growth, Institutional International Growth and Institutional International Equity Portfolios from time to time may enter into forward foreign currency contracts with the Funds’ custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Portfolios bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

The following tables present open forward foreign currency contracts as of March 31, 2010 (values in thousands):

International Growth Fund

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	6/14/10	72,669	110,230	(1,001)
Canadian Dollar	6/17/10	63,278	62,298	(814)
Japanese Yen	6/15/10	17,641,520	188,771	6,596

				$4,781

International Small Cap Growth Fund

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

Japanese Yen	6/15/10	2,184,884	23,379	770

				$770

Institutional International Growth Fund

Short Contracts	Settlement Date Range	Local Currency	Current Value	Unrealized Gain/Loss

British Pound Sterling	6/14/10	22,950	34,812	(316)
Canadian Dollar	6/17/10	20,055	19,744	(258)
Japanese Yen	6/15/10	5,570,349	59,605	2,083

				$1,509

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at March 31, 2010, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Growth	$398,006	$79,661	$1,349	$78,312
Large Cap Growth	26,125	4,972	31	4,941
Small Cap Growth	719,555	172,800	68,177	104,623
Mid Cap Growth	62,475	15,441	211	15,230
Small-Mid Cap Growth	130,981	27,297	1,860	25,437
Global Growth	31,605	7,224	191	7,033
International Growth	3,694,073	891,118	72,904	818,214
International Equity	248,750	61,753	2,941	58,812
International Small Cap Growth	350,086	86,025	6,172	79,853
Emerging Markets Growth	790,806	237,644	6,856	230,788
Emerging Leaders Growth	91,241	26,600	266	26,334
Value Discovery	77,473	13,026	1,148	11,878
Bond	173,828	8,363	632	7,731
Income	109,818	6,552	715	5,837
Low Duration	131,994	120	54	66
Ready Reserves	1,253,250	—	—	—
Institutional International Growth	1,194,495	279,401	23,743	255,658
Institutional International Equity	275,881	77,199	3,229	73,970

(f) Fair Value Measurements

The Portfolios are subject to ASC 820 Fair Value measurement and Disclosures, formally known as SFAS (Statement of Financial Accounting Standards) No. 157, “Fair Value Measurements”. In accordance with ASC 820, “Fair value” is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. ASC 820 established a three-tier hierarchy of inputs to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for an identical security.

•

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. Any transfers between Level 1 and Level 2 are disclosed in the tables below with the reasons for the transfers disclosed in a footnote.

As of March 31, 2010 the hierarchical input levels of securities in each Portfolio are as follows (in thousands):

Investments in securities	Growth	Large Cap Growth	Small Cap Growth	Mid Cap Growth
Level 1 – Quoted prices
Common stock	458,430	30,585	747,317	76,035
Preferred stock	—	—	12,472	—
Exchange traded funds	—	—	9,265	—
Short-term investments	1,262	—	3,297	19
Level 2 – Other significant observable inputs
Common stock	—	—	—	—
Short-term investments	16,626	482	48,810	1,651
Level 3 – Significant unobservable inputs
Common stock	—	—	3,017	—

Total investments in securities	$476,318	$31,067	$824,178	$77,705

Investments in securities	Small-Mid Cap Growth	Global Growth	International Growth	International Equity
Level 1 – Quoted prices
Common stock	155,810	23,009	777,454	50,075
Preferred stock	—	—	—	3,628
Short-term investments	23	—	6,376	5
Level 2 – Other significant observable inputs		29
Common stock	—	15,546	3,663,820	245,797
Convertible bonds	—	—	1,804	—
Short-term investments	585	53	57,972	8,053
Level 3 – Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$156,418	$38,637	$4,507,426	$307,558

Level 1 and Level 2 Transfers
Transfer from Level 1 to Level 2 (a)	—	—	—	1,649
Transfer from Level 2 to Level 1 (b)	—	643	90,524	—
Other financial instruments
Level 2 – Other significant observable inputs
Forward foreign currency contracts	—	—	$4,781	—

Investments in securities	International Small Cap Growth	Emerging Markets Growth	Emerging Leaders Growth	Value Discovery
Level 1 – Quoted prices
Common stock	69,361	355,369	36,056	88,507
Preferred stock	—	45,422	2,511	242
Short-term investments	489	66	440	4
Level 2 – Other significant observable inputs
Common stock	346,343	603,197	77,708	63
Convertible bonds	602	1,005	—	—
Short-term investments	12,371	16,509	857	535
Level 3 – Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$429,166	$1,021,568	$117,572	$89,351

Level 1 and Level 2 Transfers
Transfer from Level 1 to Level 2 (a)	—	—	3,063	—
Transfer from Level 2 to Level 1 (b)	18,371	41,974	4,622	—
Other financial instruments
Level 2 – Other significant observable inputs
Forward foreign currency contracts	$770	—	—	—

Investments in securities	Bond	Income	Low Duration	Ready Reserves
Level 1 – Quoted Prices
None	—	—	—	—
Level 2 – Other significant observable inputs
US Government and Agency Bonds	73,984	36,033	42,880	192,818
Corporate Bonds	83,510	69,907	22,879	119,294
Asset Backed Bonds	10,117	7,925	53,188	—
Commercial Paper	—	—	—	761,700
Short-Term Investments	13,948	1,790	13,113	179,438
Level 3 – Significant unobservable inputs
None	—	—	—	—

Total investments in securities	$181,559	$115,655	$132,060	$1,253,250

Investments in securities	Institutional International Growth	Institutional International Equity
Level 1 – Quoted prices
Common stock	248,348	57,005
Preferred stock	—	4,121
Short-term investments	4,536	953
Level 2 – Other significant observable inputs
Common stock	1,169,946	280,807
Convertible bonds	590	—
Short-term investments	25,211	6,956
Level 3 – Significant unobservable inputs
None	—	—

Total investments in securities	$1,448,631	$349,842

Level 1 and Level 2 Transfers
Transfer from Level 1 to Level 2 (a)	—	2,009
Transfer from Level 2 to Level 1 (b)	27,800	—
Other financial instruments
Level 2 – Other significant observable inputs
Forward foreign currency contracts	1,509	—

(a)	Fair valuation applied to certain foreign securities at 3/31/10 but not on 12/31/09 resulting in a transfer from Level 1 to level 2.
(b)	Fair valuation applied to certain foreign securities at 12/31/09 but not on 3/31/10 resulting in a transfer from Level 2 to Level 1.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Balance January 1, 2010	Net Purchases/ (Sales)	Transfers to/from Level 3	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Balance March 31, 2010
Small Cap Growth	$3,017	$—	$—	$—		$3,017

The fair value estimate for the level 3 security in the Small Cap Portfolio was valued in good faith by the Pricing Committee, in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including but not limited to the following: the type of security, the extent of public trading to the security, information obtained from the broker-dealer for the security, analysis of the company’s performance and market trends that influence its performance. At March 31, 2010, this security represent 0.37% of the net assets of the Small Cap Growth Portfolio.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 19, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 19, 2010

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 19, 2010